UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

Rye Brook, NY 10573

(Name and address of agent for service)

Registrant's telephone number, including area code:	1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Australia — 0.4%
BHP Billiton PLC	4,737	$87,412

Austria — 0.3%
ANDRITZ AG	163	9,163
Erste Group Bank AG*	644	19,417
IMMOFINANZ AG*	2,034	5,018
OMV AG	323	8,645
Raiffeisen Bank International AG*	263	3,865
Telekom Austria AG	179	1,219
Verbund AG	149	2,320
Vienna Insurance Group AG Wiener Versicherung Gruppe	86	2,983
voestalpine AG	255	11,010
Total Austria		63,640

Belgium — 2.0%
Ageas	453	18,766
Anheuser-Busch InBev NV	1,789	214,162
bpost SA	224	6,374
Colruyt SA	148	7,226
Delhaize Group	230	20,860
Groupe Bruxelles Lambert SA	174	14,451
KBC Groep NV	617	43,260
Proximus	314	11,896
Solvay SA	127	17,083
Telenet Group Holding NV*	109	6,185
UCB SA	273	21,252
Umicore SA	242	10,658
Total Belgium		392,173

Chile — 0.0%(a)
Antofagasta PLC	796	7,043

Denmark — 2.7%
AP Moeller — Maersk A/S, Class B	15	25,698
AP Moeller — Maersk A/S, Class A	10	16,613
Carlsberg A/S, Class B	237	20,775
Chr Hansen Holding A/S	197	10,939
Coloplast A/S, Class B	225	16,325
Danske Bank A/S	1,764	55,426
DSV A/S	375	12,893
H Lundbeck A/S*	132	3,139
ISS A/S	361	12,508
Jyske Bank A/S*	160	8,406
Novo Nordisk A/S, Class B	4,138	244,106
Novozymes A/S, Class B	500	26,260
Pandora A/S	250	28,281
TDS A/S	1,792	13,599
Tryg A/S	257	5,210
Vestas Wind Systems A/S	498	27,350
William Demant Holding A/S*	54	4,138
Total Denmark		531,666

Finland — 1.3%
Fortum Oyj	999	17,660
Kesko Oyj, Class B	152	5,943
Kone Oyj, Class B	852	35,921
Metso Oyj	300	8,290
Neste Oyj	288	8,054
Nokia Oyj	8,399	59,668
Nokian Renkaat Oyj	299	9,038
Orion Oyj, Class B	225	9,454
Sampo Oyj, Class A	1,055	52,453
Stora Enso Oyj, Class R	1,289	12,184
UPM-Kymmene Oyj	1,193	22,144

	Shares	Value
Common Stocks (continued)
Finland (continued)
Wartsila Oyj Abp	349	$16,125
Total Finland		256,934

France — 14.5%
Accor SA	452	22,310
Aeroports de Paris	64	7,722
Air France-KLM*	332	2,390
Air Liquide SA	768	100,593
Airbus Group SE	1,243	88,717
Alcatel-Lucent*	6,209	23,578
Alstom SA*	483	14,280
Arkema SA	153	11,999
Atos	197	15,088
AXA SA	4,320	114,551
BioMerieux	32	3,733
BNP Paribas SA	2,190	143,508
Bollore SA	2,199	12,245
Bouygues SA	422	15,580
Bureau Veritas SA	578	13,586
Cap Gemini SA	339	32,604
Carrefour SA	1,235	42,647
Casino Guichard Perrachon SA	129	9,636
Christian Dior SE	116	24,191
Cie de Saint-Gobain	1,014	48,359
Cie Generale des Etablissements Michelin	420	41,392
CNP Assurances	370	6,261
Credit Agricole SA	2,306	36,548
Danone SA	1,250	85,198
Dassault Systemes	281	21,351
Edenred	453	11,369
Eiffage SA	93	5,630
Electricite de France SA	584	13,995
Engie	3,190	61,626
Essilor International SA	447	57,585
Euler Hermes Group	29	3,044
Eurazeo SA	92	6,014
Eutelsat Communications SA	367	11,252
Fonciere Des Regions	80	6,951
Gecina SA	77	9,924
Groupe Eurotunnel SE	1,032	14,920
Hermes International	54	21,147
ICADE	79	5,893
Iliad SA	52	12,413
Imerys SA	77	5,838
Ingenico Group	121	15,955
Ipsen SA	77	4,979
JCDecaux SA	176	6,778
Kering	167	32,400
Klepierre	398	18,225
Lagardere SCA	254	7,637
Legrand SA	595	36,846
L'Oreal SA	533	100,317
LVMH Moet Hennessy Louis Vuitton SE	562	105,992
Natixis SA	2,095	15,487
Numericable-SFR SAS*	229	12,561
Orange SA	4,039	66,647
Pernod Ricard SA	440	53,013
Peugeot SA*	850	17,134
Publicis Groupe SA	436	33,209
Remy Cointreau SA	53	3,794
Renault SA	386	35,730
Rexel SA	647	10,261
Safran SA	626	47,626
Sanofi	2,533	274,177
Schneider Electric SE	1,239	87,049

See Notes to Schedule of Investments.

1

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
SCOR SE	315	$12,153
SEB SA	60	6,089
Societe BIC SA	60	10,338
Societe Generale SA	1,620	80,186
Societe Television Francaise 1	237	4,106
Sodexo SA	205	19,220
Suez Environnement Co.	725	13,982
Technip SA	241	13,798
Thales SA	231	15,729
TOTAL SA	4,615	229,832
Unibail-Rodamco SE	221	59,163
Valeo SA	174	23,358
Vallourec SA	262	4,332
Veolia Environnement SA	1,045	23,467
Vinci SA	1,046	67,491
Vivendi SA	2,607	68,941
Wendel SA	68	9,110
Zodiac Aerospace	431	12,929
Total France		2,845,709

Germany — 12.7%
adidas AG	456	37,519
Allianz SE	1,021	168,192
Axel Springer SE	93	5,236
BASF SE	2,070	179,647
Bayer AG	1,855	275,247
Bayerische Motoren Werke AG	729	73,536
Beiersdorf AG	224	19,260
Brenntag AG	346	19,355
Celesio AG*	105	3,078
Commerzbank AG*	2,331	30,351
Continental AG	242	54,424
Daimler AG	2,142	192,617
Deutsche Bank AG	3,093	109,422
Deutsche Boerse AG	413	37,704
Deutsche Lufthansa AG*	519	7,081
Deutsche Post AG	2,132	64,824
Deutsche Telekom AG	6,990	127,042
Deutsche Wohnen AG	755	18,773
E.ON SE	4,159	55,187
Evonik Industries AG	240	9,661
Fielmann AG	56	3,725
Fraport AG Frankfurt Airport Services Worldwide	83	5,483
Fresenius Medical Care AG & Co. KGaA	473	38,845
Fresenius SE & Co. KGaA	879	61,018
FUCHS PETROLUB SE	76	3,056
GEA Group AG	397	16,909
Hannover Rueck SE	135	14,405
HeidelbergCement AG	315	24,170
Hella KGaA Hueck & Co.*	70	3,339
Henkel AG & Co. KGaA	262	26,611
HOCHTIEF AG	58	5,090
HUGO BOSS AG	144	17,469
Infineon Technologies AG	2,515	28,357
K+S AG	429	17,708
Kabel Deutschland Holding AG*	48	6,550
LANXESS AG	205	11,898
Linde AG	415	78,910
MAN SE	79	8,287
Merck KGaA	290	29,676
METRO AG	371	11,785
MTU Aero Engines AG	114	10,540

	Shares	Value
Common Stocks (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	321	$59,334
OSRAM Licht AG	190	10,882
ProSiebenSat.1 Media SE	478	24,584
Puma SE	6	1,145
RTL Group SA	87	7,963
RWE AG	1,085	22,717
SAP SE	2,004	144,493
Siemens AG	1,740	187,323
Suedzucker AG	174	2,889
Symrise AG	273	18,257
Talanx AG	84	2,701
Telefonica Deutschland Holding AG	1,201	7,504
ThyssenKrupp AG	952	24,281
TUI AG	1,057	18,177
United Internet AG	265	13,186
Volkswagen AG	66	13,421
Wacker Chemie AG	33	3,329
Wirecard AG	258	10,290
Zalando SE*	236	8,094
Total Germany		2,492,557

Ireland — 1.6%
Bank of Ireland*	61,692	26,105
CRH PLC	1,827	54,369
DCC PLC	198	15,634
Experian PLC	2,226	41,719
Kerry Group PLC, Class A	327	24,983
Ryanair Holdings PLC	1,217	16,754
Shire PLC	1,318	116,823
Smurfit Kappa Group PLC	526	15,924
Total Ireland		312,311

Italy — 3.5%
Assicurazioni Generali SpA	2,827	56,003
Atlantia SpA	904	24,290
Banca Monte dei Paschi di Siena SpA*	5,419	10,813
Banco Popolare SC*	809	14,113
Davide Campari-Milano SpA	634	5,103
Enel Green Power SpA	3,476	7,262
Enel SpA	15,394	72,897
Eni SpA	5,524	97,407
EXOR SpA	219	11,096
Finmeccanica SpA*	855	12,394
Intesa Sanpaolo SpA	26,997	104,456
Luxottica Group SpA	394	28,752
Mediaset SpA	1,682	8,575
Mediobanca SpA	1,230	13,474
Mediolanum SpA	576	4,636
Parmalat SpA	694	1,837
Pirelli & C. SpA	746	12,446
Prysmian SpA	460	10,617
Saipem SpA*	560	4,913
Salvatore Ferragamo SpA	106	3,371
Snam SpA	4,863	24,071
Telecom Italia SpA*	23,403	31,157
Telecom Italia SpA-RSP	13,514	14,110
Terna Rete Elettrica Nazionale SpA	3,200	15,012
UniCredit SpA	10,782	71,892
Unione di Banche Italiane SCpA	1,939	15,832
UnipolSai SpA	2,677	7,004
Total Italy		683,533

See Notes to Schedule of Investments.

2

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Jersey — 0.1%
Randgold Resources Ltd.	208	$12,535

Jordan — 0.1%
Hikma Pharmaceuticals PLC	302	11,287

Luxembourg — 0.4%
Altice SA*	211	26,809
ArcelorMittal	2,241	20,452
SES SA	666	20,725
Tenaris SA	1,059	13,444
Total Luxembourg		81,430

Mexico — 0.0%(a)
Fresnillo PLC	380	3,837

Netherlands — 5.1%
Aegon NV	4,266	33,012
Akzo Nobel NV	544	39,194
ASML Holding NV	728	72,904
Gemalto NV	180	15,550
GrandVision NV*	114	2,802
Heineken Holding NV	220	15,371
Heineken NV	491	38,918
ING Groep NV	8,661	148,225
Koninklijke Ahold NV	2,006	40,171
Koninklijke DSM NV	392	22,525
Koninklijke KPN NV	6,965	27,703
Koninklijke Philips NV	2,039	57,029
Koninklijke Vopak NV	149	7,836
NN Group NV	455	14,123
OCI NV*	184	6,214
Randstad Holding NV	246	16,944
Royal Boskalis Westminster NV	174	8,556
Royal Dutch Shell PLC, Class A	8,735	250,810
Royal Dutch Shell PLC, Class B	5,500	159,682
TNT Express NV	1,045	8,809
Wolters Kluwer NV	662	22,074
Total Netherlands		1,008,452

Norway — 1.0%
DNB ASA	2,401	39,343
Gjensidige Forsikring ASA	381	6,145
Marine Harvest ASA	706	8,763
Norsk Hydro ASA	3,001	11,249
Orkla ASA	1,751	14,044
Schibsted ASA, Class A	182	6,377
Schibsted ASA, Class B*	182	5,978
Seadrill Ltd.	789	7,168
Statoil ASA	2,145	36,467
Telenor ASA	1,557	34,324
Yara International ASA	395	19,758
Total Norway		189,616

Portugal — 0.2%
Banco Comercial Portugues SA, Class R*	83,861	6,486
EDP — Energias de Portugal SA	4,317	16,064
Galp Energia SGPS SA	847	9,873
Jeronimo Martins SGPS SA	551	8,237
Total Portugal		40,660

Russia — 0.0%(a)
Polymetal International PLC	481	3,400
Polyus Gold International Ltd.	1,496	4,120
Total Russia		7,520

	Shares	Value
Common Stocks (continued)
South Africa — 0.1%
Investec PLC	1,141	$10,425
Mondi PLC	824	19,802
Total South Africa		30,227

Spain — 5.3%
Abertis Infraestructuras SA	923	15,200
Acciona SA	58	4,717
Acerinox SA	305	3,740
ACS Actividades de Construccion y Servicios SA	383	12,927
Aena SA*	145	16,084
Amadeus IT Holding SA, Class A	934	40,978
Banco Bilbao Vizcaya Argentaria SA	14,046	142,990
Banco de Sabadell SA	10,018	22,956
Banco Popular Espanol SA	3,516	16,234
Banco Santander SA	31,975	221,999
Bankia SA	10,331	13,731
Bankinter SA	1,546	12,013
CaixaBank SA	4,484	20,109
Corp. Financiera Alba SA	39	1,835
Distribuidora Internacional de Alimentacion SA*	1,447	9,111
EDP Renovaveis SA	450	3,316
Enagas SA	509	14,385
Endesa SA	712	15,057
Ferrovial SA	903	22,089
Gas Natural SDG SA	689	15,061
Grifols SA	372	16,518
Iberdrola SA	12,158	86,292
Industria de Diseno Textil SA	2,376	81,838
Mapfre SA	2,279	7,367
Mediaset Espana Comunicacion SA	396	5,007
Red Electrica Corp. SA	243	19,537
Repsol SA	2,343	39,606
Telefonica SA	9,598	147,825
Zardoya Otis SA	406	4,481
Total Spain		1,033,003

Sweden — 4.5%
Alfa Laval AB	701	12,973
Assa Abloy AB, B Shares	2,106	43,002
Atlas Copco AB, A Shares	1,389	38,194
Atlas Copco AB, B Shares	875	21,621
Boliden AB	613	11,387
Electrolux AB	499	14,437
Elekta AB, B Shares	793	5,299
Getinge AB, B Shares	409	10,097
Hennes & Mauritz AB, B Shares	2,129	85,206
Hexagon AB, B Shares	575	18,701
Holmen AB, B Shares	110	3,158
Husqvarna AB, B Shares	841	6,174
Industrivarden AB, A Shares	434	8,624
Industrivarden AB, C Shares	367	6,980
Investment AB Kinnevik, B Shares	459	14,778
Investor AB, B Shares	1,015	39,403
Lundin Petroleum AB*	478	6,973
Meda AB, A Shares	615	10,098
Melker Schorling AB	24	1,300
Nordea Bank AB	7,124	89,305
Sandvik AB	2,419	24,598
Securitas AB, B Shares	687	9,910
Skandinaviska Enskilda Banken AB, A Shares	3,261	39,548

See Notes to Schedule of Investments.

3

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Skanska AB, B Shares	807	$17,099
SKF AB, B Shares	932	18,346
Svenska Cellulosa AB SCA, B Shares	1,301	37,261
Svenska Handelsbanken AB, A Shares	3,230	49,719
Swedbank AB, A Shares	2,341	55,199
Swedish Match AB	430	13,253
Tele2 AB, B Shares	694	7,263
Telefonaktiebolaget LM Ericsson, B Shares	6,684	71,942
TeliaSonera AB	5,826	35,634
Trelleborg AB, B Shares	544	9,459
Volvo AB, B Shares	3,421	40,731
Total Sweden		877,672

Switzerland — 14.9%
ABB Ltd.*	5,066	103,471
Actelion Ltd.*	229	34,049
Adecco SA*	372	31,216
Aryzta AG*	188	9,599
Baloise Holding AG	105	13,460
Banque Cantonale Vaudoise	6	3,911
Barry Callebaut AG*	4	4,499
Chocoladefabriken Lindt & Sprungli AG	2	11,320
Cie Financiere Richemont SA	1,145	99,358
Clariant AG*	605	12,136
Coca-Cola HBC AG*	443	9,250
Credit Suisse Group AG*	3,506	103,892
DKSH Holding AG*	60	4,526
Dufry AG*	116	16,185
EMS-Chemie Holding AG	16	7,849
Galenica AG	11	12,601
GAM Holding AG*	362	7,627
Geberit AG	84	29,235
Givaudan SA*	21	39,330
Glencore PLC*	23,934	77,686
Helvetia Holding AG	14	7,735
Julius Baer Group Ltd.*	489	27,195
Kuehne + Nagel International AG	113	15,684
LafargeHolcim Ltd.*	875	61,271
Lonza Group AG*	116	16,909
Nestle SA	7,151	544,640
Novartis AG	4,782	499,545
Pargesa Holding SA	64	4,332
Partners Group Holding AG	41	13,800
PSP Swiss Property AG*	89	8,033
Roche Holding AG	1,576	457,665
Schindler Holding AG — Participation Certificate	99	16,038
Schindler Holding AG Registered	47	7,678
SGS SA	11	21,116
Sika AG	5	18,224
Sonova Holding AG	116	16,607
STMicroelectronics NV	1,418	11,144
Sulzer AG	52	5,367
Swatch Group AG (The) — Bearer	68	29,440
Swatch Group AG (The) — Registered	108	8,900
Swiss Life Holding AG*	72	17,095
Swiss Prime Site AG*	142	11,377
Swiss Re AG	767	69,430
Swisscom AG	51	29,822
Syngenta AG	206	85,306
UBS Group AG*	7,877	182,357
Zurich Insurance Group AG*	334	102,275
Total Switzerland		2,920,185

	Shares	Value
Common Stocks (continued)
United Kingdom — 28.5%
3i Group PLC	2,161	$18,665
Aberdeen Asset Management PLC	2,240	12,724
Admiral Group PLC	444	10,261
Aggreko PLC	538	10,074
Amec Foster Wheeler PLC	876	11,209
Anglo American PLC	2,930	37,090
ARM Holdings PLC	3,165	49,736
Ashmore Group PLC	874	3,632
Ashtead Group PLC	1,129	17,292
Associated British Foods PLC	782	39,343
AstraZeneca PLC	2,830	190,781
Aviva PLC	9,072	73,616
Babcock International Group PLC	563	8,711
BAE Systems PLC	7,093	53,152
Barclays PLC	37,557	169,347
Barratt Developments PLC	2,209	21,889
Berkeley Group Holdings PLC	282	14,826
BG Group PLC	7,632	130,114
BP PLC	40,899	252,388
British American Tobacco PLC	4,180	247,935
British Land Co. PLC (The)	2,269	29,778
BT Group PLC	18,769	136,033
Bunzl PLC	745	21,322
Burberry Group PLC	994	24,958
Capita PLC	1,484	30,198
Capital & Counties Properties PLC	1,629	11,726
Centrica PLC	11,146	46,353
CNH Industrial NV	2,057	18,522
Cobham PLC	2,553	10,410
Compass Group PLC	3,742	59,854
Croda International PLC	302	14,327
Daily Mail & General Trust PLC, Class A	594	7,443
Derwent London PLC	223	12,649
Diageo PLC	5,649	157,749
Direct Line Insurance Group PLC	3,084	17,609
Dixons Carphone PLC	2,231	15,869
Drax Group PLC	910	4,236
DS Smith PLC	2,106	13,162
easyJet PLC	486	12,468
Fiat Chrysler Automobiles NV*	1,963	31,014
G4S PLC	3,480	14,918
GKN PLC	3,696	18,370
GlaxoSmithKline PLC	10,903	237,517
Hammerson PLC	1,759	18,062
Hargreaves Lansdown PLC	489	9,142
HSBC Holdings PLC	43,767	395,926
ICAP PLC	1,203	9,696
IMI PLC	612	10,133
Imperial Tobacco Group PLC	2,161	113,476
Inchcape PLC	1,001	12,543
Informa PLC	1,455	13,532
Inmarsat PLC	1,005	13,926
InterContinental Hotels Group PLC	530	22,314
International Consolidated Airlines Group SA*	2,282	19,016
Intertek Group PLC	360	13,747
Intu Properties PLC	2,059	10,590
ITV PLC	8,396	36,777
J Sainsbury PLC	3,167	13,092
John Wood Group PLC	820	8,004
Johnson Matthey PLC	460	20,925
Kingfisher PLC	5,230	29,438
Land Securities Group PLC	1,764	35,730

See Notes to Schedule of Investments.

4

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Legal & General Group PLC	13,316	$54,172
Lloyds Banking Group PLC	129,188	167,730
London Stock Exchange Group PLC	700	28,521
Marks & Spencer Group PLC	3,690	31,325
Meggitt PLC	1,766	12,801
Melrose Industries PLC	2,232	9,641
Merlin Entertainments PLC	1,591	10,316
National Grid PLC	8,459	112,611
Next PLC	330	41,146
Old Mutual PLC	10,960	36,276
Pearson PLC	1,823	34,223
Pennon Group PLC	922	11,733
Persimmon PLC*	686	21,913
Petrofac Ltd.	581	7,979
Provident Financial PLC	328	15,217
Prudential PLC	5,722	134,607
Reckitt Benckiser Group PLC	1,426	136,832
RELX NV	2,109	35,348
RELX PLC	2,538	44,279
Rentokil Initial PLC	4,059	9,305
Rexam PLC	1,570	13,634
Rio Tinto PLC	2,798	108,568
Rolls-Royce Holdings PLC*	4,123	51,085
Royal Bank of Scotland Group PLC*	4,907	26,204
Royal Mail PLC	1,727	13,610
RSA Insurance Group PLC	2,278	18,272
SABMiller PLC	2,120	111,306
Sage Group PLC (The)	2,415	19,634
Schroders PLC	253	12,488
Segro PLC	1,663	11,647
Severn Trent PLC	534	18,366
Sky PLC	2,352	41,841
Smith & Nephew PLC	2,011	37,313
Smiths Group PLC	879	15,486
Sports Direct International PLC*	564	6,971
SSE PLC	2,214	52,342
St James's Place PLC	1,150	17,569
Standard Chartered PLC	4,682	71,616
Standard Life PLC	4,386	31,101
Subsea 7 SA*	615	5,413
TalkTalk Telecom Group PLC	1,178	5,540
Tate & Lyle PLC	1,045	8,887
Taylor Wimpey PLC	7,245	21,979
Tesco PLC	18,217	61,318
Travis Perkins PLC	554	19,426
Tullow Oil PLC	2,027	7,778
Unilever NV	3,490	157,360
Unilever PLC	2,706	122,754
United Utilities Group PLC	1,529	21,283
Vodafone Group PLC	59,578	224,852
Weir Group PLC (The)	477	11,441
Whitbread PLC	404	32,720
William Hill PLC	1,978	12,498
WM Morrison Supermarkets PLC	4,854	13,824
Wolseley PLC	584	38,786
WPP PLC	2,945	67,556
Total United Kingdom		5,593,782

United States — 0.2%
Carnival PLC	409	22,671
QIAGEN NV*	520	14,665
Transocean Ltd.	782	10,805
Total United States		48,141

	Shares	Value
Common Stocks (continued)

Total Common Stocks — 99.4%
(Cost $19,386,702)		$19,531,325

Preferred Stocks — 0.8%
Germany — 0.8%
FUCHS PETROLUB SE	156	6,821
Henkel AG & Co. KGaA	389	46,417
Porsche Automobil Holding SE	343	25,955
Volkswagen AG	344	69,325
Total Germany		148,518

Total Preferred Stocks — 0.8%
(Cost $152,446)		148,518

Short-Term Investment — 1.5%

Money Market Fund — 1.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $299,893)	299,893	299,893
Total Investments — 101.7%
(Cost $19,839,041)		19,979,736
Liabilities in Excess of Other Assets — (1.7)%		(329,996)
Net Assets — 100.0%		$19,649,740

1

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Rate shown reflects the 7-day yield at July 31, 2015.

ASA	— Allmeennaksjeselskap (stock company)
PLC	— Public Limited Company
RSP	— Risparmio Italian Savings Shares
SpA	— Societa per azioni (public company)

Industry	Value	% of Net Assets
Financials	4,718,562	24.0%
Health Care	2,734,526	13.9%
Consumer Staples	2,650,769	13.5%
Consumer Discretionary	2,318,096	11.8%
Industrials	2,209,443	11.3%
Materials	1,462,073	7.4%
Energy	1,328,199	6.8%
Telecommunication Services	821,467	4.2%
Utilities	771,549	3.9%
Information Technology	665,159	3.4%
Money Market	299,893	1.5%
Total Investments	19,979,736	101.7%
Liabilities in Excess of Other Assets	(329,996)	(1.7)%
Total Net Assets	19,649,740	100%

See Notes to Schedule of Investments.

5

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (concluded)

July 31, 2015 (unaudited)

Forward Exchange Contracts Outstanding as of July 31, 2015

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)
Danish Krone
Expiring 08/05/15	Morgan Stanley	DKK	1,654,362	$244,923	$244,989	$66
Euro
Expiring 08/05/15	The Bank of New York Mellon	EUR	5,803	6,441	6,412	(29)
Euro
Expiring 08/05/15	Morgan Stanley	EUR	4,132,155	4,563,935	4,565,709	1,774
British Pound
Expiring 08/05/15	Morgan Stanley	GBP	2,048,034	3,201,608	3,195,843	(5,765)
Norwegian Krone
Expiring 08/05/15	Morgan Stanley	NOK	800,201	98,517	98,429	(88)
Swedish Krone
Expiring 08/05/15	Morgan Stanley	SEK	3,835,994	446,920	447,364	444
Swiss Franc
Expiring 08/05/15	Morgan Stanley	CHF	1,281,993	1,332,506	1,334,096	1,590
				$9,894,850	$9,892,842	$(2,008)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)
Norwegian Krone
Expiring 08/03/15	Morgan Stanley	NOK	(800,202)	$(97,765)	$(98,429)	$(664)
Euro
Expiring 08/05/15	Morgan Stanley	EUR	(214)	(235)	(237)	(2)
Swiss Franc
Expiring 08/05/15	Morgan Stanley	CHF	(1,281,994)	(1,336,841)	(1,334,097)	2,744
Swedish Krona
Expiring 08/05/15	Morgan Stanley	SEK	(3,835,995)	(446,117)	(447,364)	(1,247)
Danish Krone
Expiring 08/05/15	Morgan Stanley	DKK	(1,654,363)	(243,149)	(244,990)	(1,841)
Euro
Expiring 08/05/15	Morgan Stanley	EUR	(10,412)	(11,557)	(11,505)	52
Euro
Expiring 08/05/15	Morgan Stanley	EUR	(4,132,156)	(4,530,477)	(4,565,709)	(35,232)
British Pound
Expiring 08/05/15	Morgan Stanley	GBP	(2,048,034)	(3,177,297)	(3,195,843)	(18,546)
Swiss Franc
Expiring 09/03/15	Morgan Stanley	CHF	(1,357,684)	(1,412,480)	(1,414,216)	(1,736)
Danish Krone
Expiring 09/03/15	Morgan Stanley	DKK	(1,792,022)	(265,452)	(265,553)	(101)
Euro
Expiring 09/03/15	Morgan Stanley	EUR	(4,043,776)	(4,467,929)	(4,469,769)	(1,840)
British Pound
Expiring 09/03/15	Morgan Stanley	GBP	(2,008,964)	(3,139,862)	(3,134,221)	5,641
Norwegian Krone
Expiring 09/03/15	Morgan Stanley	NOK	(792,679)	(97,527)	(97,439)	88
Swedish Krone
Expiring 09/03/15	Morgan Stanley	SEK	(3,743,430)	(436,347)	(436,799)	(452)
				$(19,663,035)	$(19,716,171)	$(53,136)
Net Unrealized Appreciation (Depreciation)						$(55,144)

See Notes to Schedule of Investments.

6

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities: (a)
Common Stocks	$19,531,325	$—	$—	$19,531,325
Preferred Stocks	148,518	—	—	148,518
Short-Term Investment:
Money Market Fund	299,893	—	—	299,893
Total Investments in Securities	$19,979,736	$—	$—	$19,979,736

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$—	$(55,144	)(b)	$—	$(55,144)
Total Investments in Securities	$—	$(55,144)		$—	$(55,144)

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

7

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Australia — 6.6%
AGL Energy Ltd.	999	$12,237
Alumina Ltd.	5,791	6,315
Amcor Ltd.	1,832	19,386
AMP Ltd.	4,308	20,911
APA Group(a)	1,753	11,676
Aristocrat Leisure Ltd.	1,197	7,533
Asciano Ltd.	1,644	9,815
ASX Ltd.	445	14,526
Aurizon Holdings Ltd.	3,304	12,859
Australia & New Zealand Banking Group Ltd.	3,715	89,155
Bank of Queensland Ltd.	889	8,976
Bendigo & Adelaide Bank Ltd.	949	9,157
BHP Billiton Ltd.	4,412	85,697
BHP Billiton PLC	2,920	53,883
Boral Ltd.	1,821	8,880
Brambles Ltd.	2,343	18,720
Caltex Australia Ltd.	461	11,696
Challenger Ltd.	1,336	7,034
Coca-Cola Amatil Ltd.	1,305	8,893
Commonwealth Bank of Australia	2,181	140,238
Computershare Ltd.	1,004	9,113
CSL Ltd.	654	47,527
Dexus Property Group	1,851	10,575
Federation Centres	5,580	12,293
Goodman Group	2,751	13,212
GPT Group (The)	3,256	11,023
Incitec Pivot Ltd.	3,200	8,507
Insurance Australia Group Ltd.	4,005	17,323
Macquarie Group Ltd.	435	26,242
Medibank Pvt Ltd.*	5,891	9,041
Mirvac Group	6,861	9,523
National Australia Bank Ltd.	3,498	89,316
Newcrest Mining Ltd.*	1,220	10,097
Oil Search Ltd.	2,238	12,277
Orica Ltd.	682	9,621
Origin Energy Ltd.	1,843	15,348
QBE Insurance Group Ltd.	2,013	21,582
Ramsay Health Care Ltd.	217	10,657
Santos Ltd.	1,755	9,537
Scentre Group	7,261	21,115
Seek Ltd.	762	8,450
Sonic Healthcare Ltd.	701	10,640
South32 Ltd.*	8,458	11,087
Stockland	3,985	12,437
Suncorp Group Ltd.	1,999	20,948
Sydney Airport(a)	2,052	8,453
Tatts Group Ltd.	2,742	8,014
Telstra Corp. Ltd.	5,569	26,542
Transurban Group(a)	2,698	19,753
Wesfarmers Ltd.	1,509	47,040
Westfield Corp.	2,881	21,220
Westpac Banking Corp.	4,238	108,490
Woodside Petroleum Ltd.	1,159	30,342
Woolworths Ltd.	1,806	37,930
Total Australia		1,302,862

Austria — 0.2%
ANDRITZ AG	187	10,512
Erste Group Bank AG*	494	14,895
OMV AG	396	10,599
Total Austria		36,006

Belgium — 1.2%
Ageas	333	13,795

	Shares	Value
Common Stocks (continued)
Belgium (continued)
Anheuser-Busch InBev NV	1,061	$127,013
Delhaize Group	156	14,149
Groupe Bruxelles Lambert SA	154	12,790
KBC Groep NV	385	26,994
Proximus	250	9,471
Solvay SA	98	13,182
UCB SA	193	15,025
Umicore SA	215	9,468
Total Belgium		241,887

China — 0.2%
AAC Technologies Holdings, Inc.	1,390	7,889
China Mengniu Dairy Co. Ltd.	2,332	10,544
Want Want China Holdings Ltd.	12,006	12,436
Total China		30,869

Denmark — 1.7%
AP Moeller — Maersk A/S, Class B	9	15,419
AP Moeller — Maersk A/S, Class A	6	9,968
Carlsberg A/S, Class B	162	14,201
Chr Hansen Holding A/S	174	9,662
Coloplast A/S, Class B	170	12,334
Danske Bank A/S	1,069	33,589
DSV A/S	269	9,249
ISS A/S	265	9,182
Novo Nordisk A/S, Class B	2,488	146,770
Novozymes A/S, Class B	351	18,435
Pandora A/S	163	18,439
TDS A/S	1,373	10,419
Vestas Wind Systems A/S	331	18,178
Total Denmark		325,845

Finland — 0.8%
Fortum OYJ	637	11,261
Kone OYJ, Class B	514	21,671
Nokia OYJ	5,235	37,190
Nokian Renkaat OYJ	265	8,011
Orion OYJ, Class B	190	7,983
Sampo OYJ, Class A	635	31,571
Stora Enso OYJ, Class R	954	9,017
UPM-Kymmene OYJ	822	15,258
Wartsila OYJ Abp	255	11,782
Total Finland		153,744

France — 8.8%
Accor SA	306	15,104
Air Liquide SA	472	61,823
Airbus Group SE	761	54,315
Alcatel-Lucent*	4,152	15,767
Alstom SA*	382	11,294
Arkema SA	128	10,038
Atos	143	10,952
AXA SA	2,520	66,821
BNP Paribas SA	1,321	86,563
Bollore SA	1,522	8,475
Bouygues SA	310	11,445
Bureau Veritas SA	468	11,001
Cap Gemini SA	217	20,870
Carrefour SA	761	26,279
Casino Guichard Perrachon SA	102	7,619
Christian Dior SE	69	14,389
Cie de Saint-Gobain	647	30,856
Cie Generale des Etablissements Michelin	275	27,102
Credit Agricole SA	1,403	22,236
Danone SA	746	50,846
Dassault Systemes	193	14,664

See Notes to Schedule of Investments.

8

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Edenred	423	$10,616
Electricite de France SA	345	8,268
Engie	1,914	36,975
Essilor International SA	279	35,942
Eutelsat Communications SA	329	10,087
Groupe Eurotunnel SE	757	10,944
Hermes International	35	13,707
Iliad SA	39	9,309
Ingenico Group	90	11,868
JCDecaux SA	161	6,200
Kering	111	21,535
Klepierre	281	12,867
Legrand SA	411	25,452
L'Oreal SA	316	59,475
LVMH Moet Hennessy Louis Vuitton SE	339	63,935
Natixis SA	1,343	9,928
Numericable-SFR SAS*	158	8,666
Orange SA	2,499	41,236
Pernod Ricard SA	276	33,254
Peugeot SA*	556	11,208
Publicis Groupe SA	287	21,860
Renault SA	246	22,771
Rexel SA	591	9,373
Safran SA	394	29,975
Sanofi	1,540	166,693
Schneider Electric SE	772	54,239
SCOR SE	264	10,186
Societe BIC SA	51	8,787
Societe Generale SA	992	49,101
Sodexo SA	115	10,782
Suez Environnement Co.	485	9,353
Technip SA	207	11,852
Thales SA	163	11,099
TOTAL SA	2,828	140,838
Unibail-Rodamco SE	138	36,943
Valeo SA	118	15,840
Veolia Environnement SA	652	14,641
Vinci SA	648	41,811
Vivendi SA	1,599	42,285
Zodiac Aerospace	332	9,959
Total France		1,738,319

Germany — 7.7%
adidas AG	306	25,177
Allianz SE	592	97,522
BASF SE	1,263	109,611
Bayer AG	1,126	167,078
Bayerische Motoren Werke AG	440	44,384
Beiersdorf AG	163	14,014
Brenntag AG	251	14,041
Commerzbank AG*	1,502	19,557
Continental AG	150	33,734
Daimler AG	1,286	115,642
Deutsche Bank AG	1,893	66,969
Deutsche Boerse AG	250	22,824
Deutsche Post AG	1,266	38,493
Deutsche Telekom AG	4,251	77,261
Deutsche Wohnen AG	521	12,954
E.ON SE	2,543	33,743
Fresenius Medical Care AG & Co. KGaA	289	23,734
Fresenius SE & Co. KGaA	534	37,069
GEA Group AG	302	12,863
Hannover Rueck SE	95	10,137
HeidelbergCement AG	216	16,574

	Shares	Value
Common Stocks (continued)
Germany (continued)
Henkel AG & Co. KGaA	141	$14,321
HUGO BOSS AG	118	14,315
Infineon Technologies AG	1,699	19,156
K+S AG	309	12,755
Kabel Deutschland Holding AG*	50	6,822
LANXESS AG	168	9,750
Linde AG	257	48,867
Merck KGaA	180	18,420
METRO AG	268	8,513
MTU Aero Engines AG	101	9,338
Muenchener Rueckversicherungs-Gesellschaft AG	191	35,305
OSRAM Licht AG	152	8,706
ProSiebenSat.1 Media SE	340	17,487
RTL Group SA	75	6,864
RWE AG	714	14,949
SAP SE	1,212	87,388
Siemens AG	1,037	111,640
Symrise AG	214	14,312
ThyssenKrupp AG	641	16,349
TUI AG	668	11,487
United Internet AG	197	9,802
Volkswagen AG	37	7,524
Wirecard AG	211	8,416
Zalando SE*	178	6,104
Total Germany		1,511,971

Hong Kong — 3.3%
AIA Group Ltd.	16,819	109,562
Bank of East Asia Ltd. (The)	2,701	10,940
BOC Hong Kong Holdings Ltd.	5,549	22,368
Cheung Kong Infrastructure Holdings Ltd.	1,155	10,049
Cheung Kong Property Holdings Ltd.*	4,069	33,907
CK Hutchison Holdings Ltd.	4,029	59,820
CLP Holdings Ltd.	2,400	20,386
Galaxy Entertainment Group Ltd.	3,238	14,911
Hang Lung Properties Ltd.	4,067	11,620
Hang Seng Bank Ltd.	1,238	25,375
Henderson Land Development Co. Ltd.	1,765	11,657
Hong Kong & China Gas Co., Ltd.	10,586	21,603
Hong Kong Exchanges and Clearing Ltd.	1,688	45,769
Hongkong Land Holdings Ltd.	1,956	15,062
Hopewell Holdings Ltd.	3,092	10,649
Hysan Development Co. Ltd.	1,917	8,210
Jardine Matheson Holdings Ltd.	389	21,107
Jardine Strategic Holdings Ltd.	400	12,032
Li & Fung Ltd.	11,885	9,199
Link REIT (The)	3,743	22,017
MTR Corp. Ltd.	2,578	11,489
New World Development Co. Ltd.	9,671	11,689
Power Assets Holdings Ltd.	2,129	20,062
Sands China Ltd.	3,742	16,556
Sino Land Co. Ltd.	6,207	9,640
Sun Hung Kai Properties Ltd.	2,405	36,948
Swire Pacific Ltd., Class A	1,070	13,713
Techtronic Industries Co. Ltd.	2,717	9,586
Wharf Holdings Ltd. (The)	2,257	14,324
Wheelock & Co. Ltd.	1,521	7,877
Yue Yuen Industrial Holdings Ltd.	2,273	7,389
Total Hong Kong		655,516

Ireland — 1.0%
Bank of Ireland*	37,952	16,060
CRH PLC	1,118	33,270

See Notes to Schedule of Investments.

9

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Ireland (continued)
DCC PLC	122	$9,633
Experian PLC	1,347	25,245
James Hardie Industries PLC(b)	646	9,009
Kerry Group PLC, Class A	201	15,356
Ryanair Holdings PLC	722	9,940
Shire PLC	802	71,086
Smurfit Kappa Group PLC	336	10,172
Total Ireland		199,771

Israel — 0.7%
Bank Hapoalim BM	2,227	12,394
Bank Leumi Le-Israel BM*	2,658	11,601
Bezeq The Israeli Telecommunication Corp. Ltd.	4,924	9,100
Israel Chemicals Ltd.	1,613	11,175
NICE-Systems Ltd.	102	6,365
Teva Pharmaceutical Industries Ltd.	1,353	95,104
Total Israel		145,739

Italy — 2.2%
Assicurazioni Generali SpA	1,725	34,172
Atlantia SpA	625	16,794
Banca Monte dei Paschi di Siena SpA*	4,049	8,079
Banco Popolare SC*	599	10,450
Enel SpA	9,420	44,607
Eni SpA	3,570	62,951
EXOR SpA	156	7,904
Finmeccanica SpA*	631	9,147
Intesa Sanpaolo SpA	16,599	64,225
Luxottica Group SpA	263	19,193
Mediobanca SpA	1,028	11,261
Pirelli & C. SpA	654	10,911
Prysmian SpA	451	10,409
Snam SpA	3,340	16,532
Telecom Italia SpA*	14,801	19,705
Telecom Italia SpA-RSP	8,894	9,286
Terna Rete Elettrica Nazionale SpA	2,535	11,892
UniCredit SpA	6,769	45,134
Unione di Banche Italiane SCpA	1,456	11,888
Total Italy		424,540

Japan — 23.3%
Aeon Co., Ltd.	1,086	16,624
Air Water, Inc.	472	8,198
Aisin Seiki Co., Ltd.	331	13,438
Ajinomoto Co., Inc.	835	19,221
Alfresa Holdings Corp.	448	7,518
Alps Electric Co., Ltd.	298	9,417
Amada Holdings Co., Ltd.	897	8,797
Aozora Bank Ltd.	2,812	10,804
Asahi Glass Co., Ltd.	1,916	11,243
Asahi Group Holdings Ltd.	641	21,507
Asahi Kasei Corp.	2,238	17,020
Asics Corp.	351	10,100
Astellas Pharma, Inc.	3,151	47,483
Bandai Namco Holdings, Inc.	415	9,208
Bank of Kyoto Ltd. (The)	683	8,065
Bank of Yokohama Ltd. (The)	2,040	12,978
Bridgestone Corp.	972	36,701
Brother Industries Ltd.*	611	8,453
Canon, Inc.	1,493	47,865
Casio Computer Co., Ltd.	442	8,822
Central Japan Railway Co.,	267	46,808
Chiba Bank Ltd. (The)	1,351	10,784

	Shares	Value
Common Stocks (continued)
Japan (continued)
Chubu Electric Power Co., Inc.	1,039	$17,653
Chugai Pharmaceutical Co., Ltd.	359	13,068
Chugoku Electric Power Co., Inc. (The)	539	8,070
Credit Saison Co., Ltd.	356	7,890
Dai Nippon Printing Co., Ltd.	1,184	13,159
Daicel Corp.	723	9,815
Daihatsu Motor Co., Ltd.	581	8,263
Dai-ichi Life Insurance Co., Ltd. (The)	1,604	32,651
Daiichi Sankyo Co., Ltd.	1,063	21,784
Daikin Industries Ltd.	400	25,893
Daito Trust Construction Co., Ltd.	132	13,952
Daiwa House Industry Co., Ltd.	942	23,475
Daiwa Securities Group, Inc.	2,784	21,655
Denso Corp.	691	34,300
Dentsu, Inc.	343	19,462
Don Quijote Holdings Co., Ltd.	204	8,710
East Japan Railway Co.,	528	52,205
Ebara Corp.	1,471	6,684
Eisai Co., Ltd.	402	26,266
Electric Power Development Co., Ltd.	292	10,099
FANUC Corp.	280	46,736
Fast Retailing Co., Ltd.	77	38,141
Fuji Heavy Industries Ltd.	906	33,528
FUJIFILM Holdings Corp.	686	27,239
Fujitsu Ltd.	2,723	14,299
Fukuoka Financial Group, Inc.	1,620	8,342
Gunma Bank Ltd. (The)	1,054	7,844
Hachijuni Bank Ltd. (The)	940	7,306
Hankyu Hanshin Holdings, Inc.	2,182	13,808
Hino Motors Ltd.	651	8,444
Hirose Electric Co., Ltd.	70	8,379
Hiroshima Bank Ltd. (The)	1,272	7,464
Hitachi Ltd.	6,596	42,825
Honda Motor Co., Ltd.	2,488	79,914
Hoya Corp.	645	27,321
IHI Corp.	2,711	10,788
Inpex Corp.	1,614	17,593
Isetan Mitsukoshi Holdings Ltd.	607	11,068
Isuzu Motors Ltd.	1,033	14,324
ITOCHU Corp.	2,160	26,517
Iyo Bank Ltd. (The)	609	7,757
J Front Retailing Co., Ltd.	461	8,681
Japan Airlines Co., Ltd.	185	6,988
Japan Exchange Group, Inc.	434	15,133
Japan Tobacco, Inc.	1,488	57,811
JFE Holdings, Inc.	810	15,204
JGC Corp.	517	8,842
Joyo Bank Ltd. (The)	1,561	9,248
JTEKT Corp.	459	7,939
JX Holdings, Inc.	4,345	18,555
Kansai Electric Power Co., Inc. (The)*	1,141	15,490
Kansai Paint Co., Ltd.	525	8,555
Kao Corp.	779	39,555
Kawasaki Heavy Industries Ltd.	2,756	12,101
KDDI Corp.	2,580	65,606
Keikyu Corp.	1,130	9,312
Keio Corp.	1,237	10,314
Keisei Electric Railway Co., Ltd.	597	7,295
Keyence Corp.	66	33,294
Kikkoman Corp.	338	11,840
Kintetsu Group Holdings Co., Ltd.	3,215	11,470
Kirin Holdings Co., Ltd.	1,377	21,217

See Notes to Schedule of Investments.

10

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kobe Steel Ltd.	5,877	$9,108
Koito Manufacturing Co., Ltd.	235	9,247
Komatsu Ltd.	1,485	27,508
Konica Minolta, Inc.	851	10,626
Kubota Corp.	1,850	31,708
Kuraray Co., Ltd.	889	10,490
Kurita Water Industries Ltd.	344	7,527
Kyocera Corp.	490	25,292
Kyowa Hakko Kirin Co., Ltd.	538	8,763
Kyushu Electric Power Co., Inc.*	734	10,415
Lawson, Inc.	153	11,398
LIXIL Group Corp.	531	10,668
M3, Inc.	386	9,107
Mabuchi Motor Co., Ltd.	127	7,616
Makita Corp.	229	12,661
Marubeni Corp.	2,851	15,878
Marui Group Co., Ltd.	475	6,659
Mazda Motor Corp.	865	17,004
MEIJI Holdings Co., Ltd.	111	15,795
Minebea Co., Ltd.	641	10,053
Miraca Holdings, Inc.	157	7,236
MISUMI Group, Inc.	544	6,731
Mitsubishi Chemical Holdings Corp.	2,125	13,893
Mitsubishi Corp.	1,982	42,865
Mitsubishi Electric Corp.	2,861	30,793
Mitsubishi Estate Co., Ltd.	1,809	40,226
Mitsubishi Heavy Industries Ltd.	4,760	25,211
Mitsubishi Materials Corp.	2,477	8,977
Mitsubishi Motors Corp.	1,263	10,755
Mitsubishi UFJ Financial Group, Inc.	19,331	140,425
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,291	6,929
Mitsui & Co., Ltd.	2,561	33,311
Mitsui Fudosan Co., Ltd.	1,362	38,789
Mitsui OSK Lines Ltd.	2,627	7,888
Mizuho Financial Group, Inc.	32,818	70,963
MS&AD Insurance Group Holdings, Inc.	799	25,196
Murata Manufacturing Co., Ltd.	284	42,178
Nabtesco Corp.	333	7,329
NEC Corp.	4,338	13,865
NGK Insulators Ltd.	499	12,808
NGK Spark Plug Co., Ltd.	400	10,606
NH Foods Ltd.	435	10,586
Nidec Corp.	349	31,282
Nikon Corp.	756	8,994
Nintendo Co., Ltd.	157	27,638
Nippon Express Co., Ltd.	1,580	8,366
Nippon Paint Holdings Co., Ltd.	310	8,895
Nippon Steel & Sumitomo Metal Corp.	12,576	29,751
Nippon Telegraph & Telephone Corp.	829	31,873
Nippon Yusen K.K.	3,190	8,728
Nissan Chemical Industries Ltd.	358	7,868
Nissan Motor Co., Ltd.	3,590	34,728
Nisshin Seifun Group, Inc.	626	8,984
Nissin Foods Holdings Co., Ltd.	199	8,979
Nitori Holdings Co., Ltd.	133	11,948
Nitto Denko Corp.	258	19,554
Nomura Holdings, Inc.	5,175	36,815
Nomura Research Institute Ltd.	200	8,217
NSK Ltd.	854	11,043
NTN Corp.	1,079	6,140
NTT Data Corp.	226	10,817
NTT DOCOMO, Inc.	1,943	41,002
Obayashi Corp.	1,337	10,306

	Shares	Value
Common Stocks (continued)
Japan (continued)
Obic Co., Ltd.	145	$6,893
Odakyu Electric Railway Co., Ltd.	1,129	11,309
Oji Holdings Corp.	2,105	9,209
Olympus Corp.	507	19,438
Omron Corp.	340	13,351
Ono Pharmaceutical Co., Ltd.	143	17,255
Oriental Land Co., Ltd.	314	19,943
ORIX Corp.	1,936	28,955
Osaka Gas Co., Ltd.	3,168	12,680
Otsuka Holdings Co., Ltd.	583	20,954
Panasonic Corp.	3,009	35,386
Rakuten, Inc.	1,164	18,748
Recruit Holdings Co., Ltd.	524	16,537
Resona Holdings, Inc.	3,606	19,856
Ricoh Co., Ltd.	1,301	12,848
Rohm Co., Ltd.	177	10,258
Ryohin Keikaku Co., Ltd.	44	9,400
Santen Pharmaceutical Co., Ltd.	730	10,753
SBI Holdings, Inc.	521	7,246
Secom Co., Ltd.	325	21,925
Seibu Holdings, Inc.	352	8,072
Seiko Epson Corp.	517	9,151
Sekisui Chemical Co., Ltd.	789	8,769
Sekisui House Ltd.	952	14,165
Seven & i Holdings Co., Ltd.	1,096	50,636
Seven Bank Ltd.	1,660	7,918
Shimadzu Corp.	554	8,263
Shimano, Inc.	126	17,502
Shimizu Corp.	1,253	11,003
Shin-Etsu Chemical Co., Ltd.	621	37,176
Shinsei Bank Ltd.	3,565	7,798
Shionogi & Co., Ltd.	483	19,278
Shiseido Co., Ltd.	642	15,548
Shizuoka Bank Ltd. (The)	1,084	12,267
SMC Corp.	95	24,123
SoftBank Group Corp.	1,306	72,534
Sompo Japan Nipponkoa Holdings, Inc.	584	20,608
Sony Corp.*	1,754	50,017
Sotetsu Holdings, Inc.	1,163	6,862
Stanley Electric Co., Ltd.	404	8,641
Sumitomo Chemical Co., Ltd.	2,473	14,132
Sumitomo Corp.	1,804	20,538
Sumitomo Electric Industries Ltd.	1,223	18,257
Sumitomo Heavy Industries Ltd.	1,321	6,675
Sumitomo Metal Mining Co., Ltd.	901	12,141
Sumitomo Mitsui Financial Group, Inc.	1,857	83,096
Sumitomo Mitsui Trust Holdings, Inc.	5,675	26,374
Sumitomo Realty & Development Co., Ltd.	652	22,887
Suntory Beverage & Food Ltd.	232	9,812
Suruga Bank Ltd.	406	8,727
Suzuki Motor Corp.	644	22,458
Sysmex Corp.	231	14,972
T&D Holdings, Inc.	1,071	16,334
Taiheiyo Cement Corp.	3,171	10,468
Taisei Corp.	2,078	12,227
Taisho Pharmaceutical Holdings Co., Ltd.	108	7,261
Takashimaya Co., Ltd.	757	7,253
Takeda Pharmaceutical Co., Ltd.	1,096	55,200
TDK Corp.	197	13,817
Teijin Ltd.	2,079	7,602
Terumo Corp.	562	14,516
Tobu Railway Co., Ltd.	2,163	10,423
Toho Co., Ltd.	295	6,991

See Notes to Schedule of Investments.

11

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Tohoku Electric Power Co., Inc.	738	$10,835
Tokio Marine Holdings, Inc.	1,015	42,314
Tokyo Electric Power Co., Inc.*	2,269	16,299
Tokyo Electron Ltd.	274	15,129
Tokyo Gas Co., Ltd.	3,516	19,003
Tokyu Corp.	1,956	14,398
Tokyu Fudosan Holdings Corp.	941	7,109
TonenGeneral Sekiyu K.K.	1,069	10,708
Toppan Printing Co., Ltd.	1,122	9,771
Toray Industries, Inc.	2,507	19,980
Toshiba Corp.	5,936	18,206
TOTO Ltd.	581	9,473
Toyo Suisan Kaisha Ltd.	236	8,934
Toyota Industries Corp.	270	14,972
Toyota Motor Corp.	3,565	237,475
Toyota Tsusho Corp.	398	10,103
Tsuruha Holdings, Inc.	79	6,944
Unicharm Corp.	601	14,458
USS Co., Ltd.	487	8,565
West Japan Railway Co.,	282	20,278
Yahoo Japan Corp.	2,373	10,400
Yakult Honsha Co., Ltd.	193	12,820
Yamaguchi Financial Group, Inc.	601	8,038
Yamaha Motor Co., Ltd.	484	11,009
Yamato Holdings Co., Ltd.	619	13,735
Total Japan		4,593,598

Jersey — 0.1%
Randgold Resources Ltd.	162	9,763

Jordan — 0.0%(c)
Hikma Pharmaceuticals PLC	224	8,372

Luxembourg — 0.3%
Altice SA*	135	17,153
ArcelorMittal	1,551	14,154
SES SA	482	14,999
Tenaris SA	923	11,717
Total Luxembourg		58,023

Macau — 0.0%(c)
Wynn Macau Ltd.	3,371	6,966

Netherlands — 3.1%
Aegon NV	2,708	20,956
Akzo Nobel NV	362	26,081
ASML Holding NV	457	45,766
Gemalto NV	135	11,663
Heineken Holding NV	140	9,782
Heineken NV	297	23,541
ING Groep NV	5,211	89,182
Koninklijke Ahold NV	1,270	25,432
Koninklijke DSM NV	299	17,182
Koninklijke KPN NV	4,609	18,332
Koninklijke Philips NV	1,302	36,416
NN Group NV	304	9,436
Randstad Holding NV	171	11,778
Royal Dutch Shell PLC, Class B	3,473	100,832
Royal Dutch Shell PLC, Class A	5,128	147,241
Wolters Kluwer NV	505	16,839
Total Netherlands		610,459

New Zealand — 0.2%
Auckland International Airport Ltd.	2,208	7,935
Fisher & Paykel Healthcare Corp. Ltd.	1,494	7,443

	Shares	Value
Common Stocks (continued)
New Zealand (continued)
Fletcher Building Ltd.	2,114	$11,122
Spark New Zealand Ltd.	3,975	7,816
Total New Zealand		34,316

Norway — 0.6%
DNB ASA	1,501	24,596
Norsk Hydro ASA	2,366	8,869
Orkla ASA	1,422	11,406
Schibsted ASA, Class A	248	8,689
Seadrill Ltd.	663	6,023
Statoil ASA	1,426	24,244
Telenor ASA	968	21,340
Yara International ASA	272	13,605
Total Norway		118,772

Portugal — 0.1%
EDP — Energias de Portugal SA	3,922	14,594
Jeronimo Martins SGPS SA	615	9,194
Total Portugal		23,788

Singapore — 1.3%
Ascendas Real Estate Investment Trust	5,785	10,232
CapitaLand Commercial Trust	8,841	9,207
CapitaLand Ltd.	4,207	9,900
CapitaLand Mall Trust	6,887	10,067
City Developments Ltd.	1,152	7,855
ComfortDelGro Corp. Ltd.	4,094	9,006
DBS Group Holdings Ltd.	2,386	35,189
Genting Singapore PLC	12,066	7,760
Global Logistic Properties Ltd.*	5,711	9,600
Keppel Corp. Ltd.	2,645	14,498
Oversea-Chinese Banking Corp. Ltd.	4,255	31,999
Singapore Exchange Ltd.	2,179	12,692
Singapore Press Holdings Ltd.	4,455	13,610
Singapore Technologies Engineering Ltd.	4,022	9,641
Singapore Telecommunications Ltd.	10,061	30,074
United Overseas Bank Ltd.	1,711	27,760
Total Singapore		249,090

South Africa — 0.1%
Investec PLC	724	6,615
Mondi PLC	526	12,641
Total South Africa		19,256

South Korea — 3.6%
Amorepacific Corp.	50	17,562
AMOREPACIFIC Group	51	8,477
BNK Financial Group, Inc.	667	7,838
Celltrion, Inc.*	119	7,922
Cheil Industries, Inc.*	45	6,442
CJ Corp.	29	7,571
Coway Co. Ltd.	142	11,868
Dongbu Insurance Co., Ltd.	154	7,304
E-Mart Co. Ltd.	47	9,600
Hana Financial Group, Inc.	521	12,979
Hankook Tire Co. Ltd.	227	7,876
Hotel Shilla Co., Ltd.	68	7,322
Hyundai Heavy Industries Co. Ltd.*	83	6,880
Hyundai Mobis Co. Ltd.	115	20,982
Hyundai Motor Co.	231	29,414
Hyundai Steel Co.	175	8,734
Industrial Bank of Korea	567	6,711
Kangwon Land, Inc.	332	12,101
KB Financial Group, Inc.	654	20,568

See Notes to Schedule of Investments.

12

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Kia Motors Corp.	455	$17,070
Korea Aerospace Industries Ltd.	110	9,165
Korea Electric Power Corp.	403	17,530
Korea Zinc Co. Ltd.	27	11,352
KT&G Corp.	245	23,031
LG Chem Ltd.	70	14,955
LG Corp.	221	10,954
LG Display Co. Ltd.	479	9,047
LG Electronics, Inc.	241	8,362
LG Household & Health Care Ltd.	17	12,451
NAVER Corp.	42	18,772
Orion Corp.	9	8,876
POSCO	122	20,487
Samsung C&T Corp.	218	10,545
Samsung Electronics Co. Ltd.	150	151,903
Samsung Fire & Marine Insurance Co. Ltd.	72	17,229
Samsung Life Insurance Co. Ltd.	163	14,905
Samsung SDI Co. Ltd.	106	7,772
Samsung SDS Co. Ltd.	47	11,769
Shinhan Financial Group Co. Ltd.	728	26,130
SK C&C Co. Ltd.	77	20,136
SK Holdings Co. Ltd.	41	7,901
SK Hynix, Inc.	836	26,506
SK Innovation Co. Ltd.*	118	10,034
SK Telecom Co. Ltd.	61	13,007
Total South Korea		718,040

Spain — 3.2%
Abertis Infraestructuras SA	652	10,737
ACS Actividades de Construccion y Servicios SA	291	9,822
Aena SA*	98	10,871
Amadeus IT Holding SA, Class A	605	26,543
Banco Bilbao Vizcaya Argentaria SA	8,563	87,172
Banco de Sabadell SA	6,750	15,467
Banco Popular Espanol SA	2,489	11,492
Banco Santander SA	19,327	134,185
Bankia SA	7,511	9,983
Bankinter SA	1,249	9,705
CaixaBank SA	2,963	13,288
Distribuidora Internacional de Alimentacion SA*	1,171	7,373
Enagas SA	378	10,683
Endesa SA	455	9,622
Ferrovial SA	611	14,946
Gas Natural SDG SA	432	9,444
Grifols SA	269	11,945
Iberdrola SA	7,099	50,386
Industria de Diseno Textil SA	1,453	50,047
Red Electrica Corp. SA	166	13,347
Repsol SA	1,623	27,435
Telefonica SA	5,824	89,699
Total Spain		634,192

Sweden — 2.7%
Alfa Laval AB	591	10,937
Assa Abloy AB, B Shares	1,259	25,707
Atlas Copco AB, B Shares	524	12,948
Atlas Copco AB, A Shares	841	23,125
Boliden AB	471	8,749
Electrolux AB, Series B	333	9,634
Getinge AB, B Shares	321	7,925
Hennes & Mauritz AB, B Shares	1,242	49,707
Hexagon AB, B Shares	388	12,619

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Industrivarden AB, A Shares	585	$11,624
Investment AB Kinnevik, B Shares	363	11,687
Investor AB, B Shares	615	23,875
Meda AB, A Shares	502	8,242
Nordea Bank AB	4,231	53,039
Sandvik AB	1,627	16,544
Securitas AB, B Shares	510	7,357
Skandinaviska Enskilda Banken AB, A Shares	1,899	23,031
Skanska AB, B Shares	544	11,527
SKF AB, B Shares	645	12,696
Svenska Cellulosa AB SCA, B Shares	836	23,943
Svenska Handelsbanken AB, A Shares	1,837	28,277
Swedbank AB, A Shares	1,404	33,105
Swedish Match AB	387	11,928
Telefonaktiebolaget LM Ericsson, B Shares	4,053	43,624
TeliaSonera AB	3,463	21,181
Trelleborg AB, B Shares	501	8,711
Volvo AB, B Shares	2,110	25,122
Total Sweden		536,864

Switzerland — 9.1%
ABB Ltd.*	3,141	64,154
Actelion Ltd.*	148	22,005
Adecco SA*	235	19,720
Aryzta AG*	159	8,118
Baloise Holding AG	77	9,870
Chocoladefabriken Lindt & Sprungli AG	2	11,320
Cie Financiere Richemont SA	713	61,871
Clariant AG*	534	10,712
Coca-Cola HBC AG*	368	7,684
Credit Suisse Group AG*	2,148	63,651
Dufry AG*	86	11,999
EMS-Chemie Holding AG	16	7,849
Galenica AG	9	10,310
GAM Holding AG*	413	8,702
Geberit AG	61	21,230
Givaudan SA*	15	28,093
Glencore PLC*	14,644	47,532
Julius Baer Group Ltd.*	322	17,908
Kuehne + Nagel International AG	59	8,189
LafargeHolcim Ltd.*	549	38,443
Lonza Group AG*	82	11,953
Nestle SA	4,260	324,453
Novartis AG	2,855	298,244
Partners Group Holding AG	35	11,781
PSP Swiss Property AG*	91	8,214
Roche Holding AG	943	273,844
Schindler Holding AG	88	14,256
SGS SA	9	17,277
Sika AG	4	14,579
Sonova Holding AG	88	12,599
STMicroelectronics NV	1,059	8,322
Swatch Group AG (The) — Bearer	43	18,616
Swatch Group AG (The) — Registered	78	6,428
Swiss Life Holding AG*	50	11,872
Swiss Prime Site AG*	118	9,454
Swiss Re AG	437	39,558
Swisscom AG	32	18,712
Syngenta AG	129	53,420
UBS Group AG*	4,768	110,382
Zurich Insurance Group AG*	190	58,180
Total Switzerland		1,801,504

See Notes to Schedule of Investments.

13

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom — 17.5%
3i Group PLC	1,532	$13,232
Aberdeen Asset Management PLC	1,749	9,935
Admiral Group PLC	411	9,499
Aggreko PLC	433	8,108
Amec Foster Wheeler PLC	792	10,135
Anglo American PLC	1,900	24,052
ARM Holdings PLC	2,036	31,994
Ashtead Group PLC	775	11,870
Associated British Foods PLC	494	24,853
AstraZeneca PLC	1,717	115,749
Aviva PLC	5,371	43,584
BAE Systems PLC	4,139	31,016
Barclays PLC	22,549	101,675
Barratt Developments PLC	1,443	14,299
Berkeley Group Holdings PLC	197	10,357
BG Group PLC	4,744	80,878
BP PLC	24,784	152,942
British American Tobacco PLC	2,496	148,049
British Land Co. PLC (The)	1,465	19,226
BT Group PLC	11,346	82,233
Bunzl PLC	512	14,653
Burberry Group PLC	668	16,772
Capita PLC	948	19,291
Centrica PLC	6,915	28,758
CNH Industrial NV	1,424	12,823
Cobham PLC	2,346	9,566
Compass Group PLC	2,155	34,470
Croda International PLC	254	12,050
Derwent London PLC	162	9,189
Diageo PLC	3,418	95,448
Direct Line Insurance Group PLC	2,211	12,625
Dixons Carphone PLC	1,508	10,726
DS Smith PLC	1,573	9,831
easyJet PLC	330	8,466
Fiat Chrysler Automobiles NV*	1,216	19,212
G4S PLC	2,525	10,824
GKN PLC	2,678	13,310
GlaxoSmithKline PLC	6,561	142,929
Hammerson PLC	1,253	12,866
Hargreaves Lansdown PLC	409	7,646
HSBC Holdings PLC	25,986	235,075
ICAP PLC	949	7,649
IMI PLC	538	8,908
Imperial Tobacco Group PLC	1,296	68,054
Inchcape PLC	745	9,335
Informa PLC	1,225	11,393
Inmarsat PLC	751	10,407
InterContinental Hotels Group PLC	353	14,862
International Consolidated Airlines Group SA*	1,427	11,891
Intertek Group PLC	283	10,806
Intu Properties PLC	1,610	8,281
ITV PLC	5,289	23,168
J Sainsbury PLC	2,266	9,367
Johnson Matthey PLC	322	14,647
Kingfisher PLC	3,424	19,273
Land Securities Group PLC	1,088	22,038
Legal & General Group PLC	7,547	30,703
Lloyds Banking Group PLC	76,643	99,508
London Stock Exchange Group PLC	421	17,154
Marks & Spencer Group PLC	2,407	20,433
Meggitt PLC	1,430	10,365

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Melrose Industries PLC	2,020	$8,725
Merlin Entertainments PLC	1,165	7,554
National Grid PLC	4,971	66,177
Next PLC	209	26,059
Old Mutual PLC	6,839	22,636
Pearson PLC	1,180	22,152
Persimmon PLC*	460	14,694
Petrofac Ltd.	493	6,770
Provident Financial PLC	254	11,784
Prudential PLC	3,330	78,337
Reckitt Benckiser Group PLC	856	82,138
RELX NV	1,247	20,900
RELX PLC	1,502	26,205
Rexam PLC	1,222	10,612
Rio Tinto Ltd.	585	22,708
Rio Tinto PLC	1,712	66,429
Rolls-Royce Holdings PLC*	2,605	32,277
Royal Bank of Scotland Group PLC*	2,888	15,422
Royal Mail PLC	1,130	8,905
RSA Insurance Group PLC	1,721	13,804
SABMiller PLC	1,277	67,046
Sage Group PLC (The)	1,667	13,553
Schroders PLC	185	9,131
Severn Trent PLC	349	12,003
Sky PLC	1,353	24,070
Smith & Nephew PLC	1,319	24,473
Smiths Group PLC	691	12,174
SSE PLC	1,314	31,065
St James's Place PLC	784	11,977
Standard Chartered PLC	2,895	44,282
Standard Life PLC	2,645	18,755
Tate & Lyle PLC	998	8,488
Taylor Wimpey PLC	4,748	14,404
Tesco PLC	11,408	38,399
Travis Perkins PLC	355	12,448
Unilever NV	2,081	93,830
Unilever PLC	1,616	73,308
United Utilities Group PLC	1,000	13,920
Vodafone Group PLC	35,887	135,440
Weir Group PLC (The)	371	8,898
Whitbread PLC	250	20,248
William Hill PLC	1,416	8,947
WM Morrison Supermarkets PLC	3,587	10,216
Wolseley PLC	357	23,710
WPP PLC	1,774	40,694
Total United Kingdom		3,444,225

United States — 0.2%
Carnival PLC	197	10,920
QIAGEN NV*	331	9,335
Samsonite International SA	1,947	6,354
Transocean Ltd.	580	8,014
Total United States		34,623

Total Common Stocks — 99.8%
(Cost $19,562,808)		19,668,920

Preferred Stocks — 0.5%
Germany — 0.5%
FUCHS PETROLUB SE	212	9,269
Henkel AG & Co. KGaA	256	30,547
Porsche Automobil Holding SE	243	18,388

See Notes to Schedule of Investments.

14

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Preferred Stocks (continued)
Germany (continued)
Volkswagen AG	209	$42,119
Total Germany		100,323
Total Preferred Stocks — 0.5%
(Cost $102,676)		100,323

Short-Term Investment — 1.9%

Money Market Fund — 1.9%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(d)
(Cost $371,986)	371,986	371,986
Total Investments — 102.2%
(Cost $20,037,470)		20,141,229
Liabilities in Excess of Other Assets — (2.2)%		(432,263)
Net Assets — 100.0%		$19,708,966

*	Non-income producing securities.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security is listed in country domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at July 31, 2015.

ASA	— Allmeennaksjeselskap (stock company)
K.K.	— Kabushiki Kaisha
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SpA	— Societa per azioni (public company)

Industry	Value	% of Net Assets
Financials	5,123,674	26.0%
Industrials	2,662,887	13.5%
Consumer Discretionary	2,609,536	13.3%
Health Care	2,187,525	11.1%
Consumer Staples	2,168,465	11.0%
Materials	1,478,156	7.5%
Information Technology	1,109,808	5.6%
Energy	938,561	4.8%
Telecommunication Services	794,324	4.0%
Utilities	696,307	3.5%
Money Market	371,986	1.9%
Total Investment	20,141,229	102.2%
Liabilities in Excess of Other Assets	(432,263)	(2.2)%
Total Net Assets	19,708,966	100.0%

See Notes to Schedule of Investments.

15

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (concluded)

July 31, 2015 (unaudited)

Forward Exchange Contracts Outstanding as of July 31, 2015

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)
Australian Dollar
Expiring 08/05/15	Morgan Stanley	AUD	877,287	$643,438	$644,039	$601
Swiss Franc
Expiring 08/05/15	Morgan Stanley	CHF	776,395	806,987	807,950	963
Danish Krone
Expiring 08/05/15	Morgan Stanley	DKK	1,017,799	150,682	150,723	41
Euro
Expiring 08/05/15	The Bank of New York Mellon	EUR	4,021	4,463	4,443	(20)
Euro
Expiring 08/05/15	Morgan Stanley	EUR	2,493,949	2,754,549	2,755,619	1,070
British Pound
Expiring 08/05/15	Morgan Stanley	GBP	1,245,317	1,946,754	1,943,248	(3,506)
Hong Kong Dollar
Expiring 08/05/15	Morgan Stanley	HKD	2,588,083	333,887	333,846	(41)
Israeli New Sheqel
Expiring 08/05/15	Morgan Stanley	ILS	260,767	69,156	69,274	118
Japanese Yen
Expiring 08/05/15	The Bank of New York Mellon	JPY	10,367,687	83,877	83,685	(192)
Japanese Yen
Expiring 08/05/15	Morgan Stanley	JPY	283,374,835	2,287,345	2,287,328	(17)
South Korean Won
Expiring 08/05/15	Morgan Stanley	KRW	366,707,834	315,583	313,334	(2,249)
Norwegian Krone
Expiring 08/05/15	Morgan Stanley	NOK	491,723	60,538	60,484	(54)
New Zealand Dollar
Expiring 08/05/15	Morgan Stanley	NZD	25,987	17,218	17,256	38
Swedish Krone
Expiring 08/05/15	Morgan Stanley	SEK	2,338,809	272,487	272,758	271
Singapore Dollar
Expiring 08/05/15	Morgan Stanley	SGD	180,981	132,303	132,244	(59)
Australian Dollar
Expiring 08/06/15	The Bank of New York Mellon	AUD	5,317	3,853	3,903	50
				$9,883,120	$9,880,134	$(2,986)

16

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)
Euro
Expiring 08/03/15	The Bank of New York Mellon	EUR	(138)	$(151)	$(152)	$(1)
Australian Dollar
Expiring 08/05/15	Morgan Stanley	AUD	(877,287)	(641,742)	(644,039)	(2,297)
Swiss Franc
Expiring 08/05/15	Morgan Stanley	CHF	(776,396)	(809,633)	(807,951)	1,682
Danish Krone
Expiring 08/05/15	Morgan Stanley	DKK	(1,017,799)	(149,588)	(150,723)	(1,135)
Euro
Expiring 08/05/15	The Bank of New York Mellon	EUR	(5,440)	(6,038)	(6,011)	27
Euro
Expiring 08/05/15	Morgan Stanley	EUR	(2,493,949)	(2,734,921)	(2,755,619)	(20,698)
British Pound
Expiring 08/05/15	Morgan Stanley	GBP	(1,245,317)	(1,931,970)	(1,943,248)	(11,278)
Hong Kong Dollar
Expiring 08/05/15	Morgan Stanley	HKD	(2,588,083)	(333,878)	(333,846)	32
Israeli New Sheqel
Expiring 08/05/15	Morgan Stanley	ILS	(260,767)	(68,212)	(69,274)	(1,062)
Japanese Yen
Expiring 08/05/15	The Bank of New York Mellon	JPY	(2,610,846)	(21,122)	(21,074)	48
Japanese Yen
Expiring 08/05/15	Morgan Stanley	JPY	(283,374,835)	(2,288,552)	(2,287,328)	1,224
South Korean Won
Expiring 08/05/15	Morgan Stanley	KRW	(366,707,835)	(314,222)	(313,334)	888
Norwegian Krone
Expiring 08/05/15	Morgan Stanley	NOK	(491,723)	(60,076)	(60,484)	(408)
New Zealand Dollar
Expiring 08/05/15	The Bank of New York Mellon	NZD	(299)	(195)	(198)	(3)
New Zealand Dollar
Expiring 08/05/15	Morgan Stanley	NZD	(25,987)	(17,141)	(17,256)	(115)
Swedish Krone
Expiring 08/05/15	Morgan Stanley	SEK	(2,338,809)	(271,998)	(272,758)	(760)
Singapore Dollar
Expiring 08/05/15	The Bank of New York Mellon	SGD	(3,223)	(2,343)	(2,355)	(12)
Singapore Dollar
Expiring 08/05/15	Morgan Stanley	SGD	(180,981)	(131,949)	(132,244)	(295)
Australian Dollar
Expiring 08/06/15	The Bank of New York Mellon	AUD	(13,374)	(9,690)	(9,817)	(127)
Australian Dollar
Expiring 09/03/15	Morgan Stanley	AUD	(871,964)	(638,517)	(639,022)	(505)
Swiss Franc
Expiring 09/03/15	Morgan Stanley	CHF	(837,107)	(870,893)	(871,963)	(1,070)
Danish Krone
Expiring 09/03/15	Morgan Stanley	DKK	(1,100,355)	(162,995)	(163,057)	(62)
Euro
Expiring 09/03/15	Morgan Stanley	EUR	(2,471,978)	(2,731,265)	(2,732,390)	(1,125)
British Pound
Expiring 09/03/15	Morgan Stanley	GBP	(1,227,118)	(1,917,894)	(1,914,449)	3,445
Hong Kong Dollar
Expiring 09/03/15	Morgan Stanley	HKD	(2,525,332)	(325,781)	(325,744)	37
Israeli New Sheqel
Expiring 09/03/15	Morgan Stanley	ILS	(274,192)	(72,729)	(72,852)	(123)
Japanese Yen
Expiring 09/03/15	Morgan Stanley	JPY	(284,561,843)	(2,297,541)	(2,297,646)	(105)
South Korean Won
Expiring 09/03/15	Morgan Stanley	KRW	(415,640,025)	(357,688)	(354,813)	2,875
Norwegian Krone
Expiring 09/03/15	Morgan Stanley	NOK	(482,732)	(59,393)	(59,339)	54
New Zealand Dollar
Expiring 09/03/15	Morgan Stanley	NZD	(25,828)	(17,071)	(17,108)	(37)
Swedish Krone
Expiring 09/03/15	Morgan Stanley	SEK	(2,292,127)	(267,178)	(267,455)	(277)
Singapore Dollar
Expiring 09/03/15	Morgan Stanley	SGD	(170,414)	(124,450)	(124,403)	47
				$(19,636,816)	$(19,667,952)	$(31,136)
Net Unrealized Appreciation (Depreciation)						$(34,122)

17

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities: (a)
Common Stocks	$19,668,920	$—	$—	$19,668,920
Preferred Stocks	100,323	—	—	100,323
Short-Term Investment:
Money Market Fund	371,986	—	—	371,986
Total Investments in Securities	$20,141,229	$—	$—	$20,141,229

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$—	$(34,122	)(b)	$—	$(34,122)
Total Investments in Securities	$—	$(34,122)		$—	$(34,122)

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

18

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF
July 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 100.2%

Consumer Discretionary — 21.5%
ABC-Mart, Inc.	134	$8,058
Aisin Seiki Co., Ltd.	1,175	47,704
Aoyama Trading Co., Ltd.	322	12,800
Asatsu-DK, Inc.	188	4,230
Asics Corp.	1,106	31,824
Autobacs Seven Co., Ltd.	448	8,136
Bandai Namco Holdings, Inc.	1,163	25,805
Benesse Holdings, Inc.	468	12,635
Bic Camera, Inc.	679	7,711
Bridgestone Corp.	3,967	149,785
Calsonic Kansei Corp.	920	6,727
Canon Marketing Japan, Inc.	319	5,049
Casio Computer Co., Ltd.	1,369	27,326
CyberAgent, Inc.	286	12,327
Daihatsu Motor Co., Ltd.	1,245	17,706
Denso Corp.	2,840	140,974
Dentsu, Inc.	1,340	76,034
Don Quijote Holdings Co., Ltd.	680	29,034
Exedy Corp.	180	4,453
Fast Retailing Co., Ltd.	316	156,527
Fuji Heavy Industries Ltd.	3,727	137,926
Fuji Media Holdings, Inc.	205	2,649
H2O Retailing Corp.	520	10,883
Hakuhodo DY Holdings, Inc.	1,480	16,569
Haseko Corp.	1,664	21,100
Heiwa Corp.	315	6,923
Hikari Tsushin, Inc.	135	9,436
H.I.S. Co., Ltd.	224	8,163
Honda Motor Co., Ltd.	10,670	342,720
Iida Group Holdings Co., Ltd.	963	16,913
Isetan Mitsukoshi Holdings Ltd.	2,160	39,384
Isuzu Motors Ltd.	3,480	48,256
Izumi Co., Ltd.	245	11,449
J Front Retailing Co., Ltd.	1,480	27,869
Koito Manufacturing Co., Ltd.	746	29,354
Komeri Co., Ltd.	180	4,343
K's Holdings Corp.	245	7,801
KYB Co., Ltd.	1,140	3,883
Marui Group Co., Ltd.	1,460	20,469
Mazda Motor Corp.	3,166	62,236
Mitsubishi Motors Corp.	3,687	31,396
NGK Spark Plug Co., Ltd.	1,200	31,817
NHK Spring Co., Ltd.	1,100	11,675
Nifco, Inc.	262	11,335
Nikon Corp.	2,100	24,984
Nippon Television Holdings, Inc.	228	4,301
Nissan Motor Co., Ltd.	15,099	146,060
Nissan Shatai Co., Ltd.	460	5,840
Nitori Holdings Co., Ltd.	455	40,875
NOK Corp.	680	19,951
Onward Holdings Co., Ltd.	819	5,315
Oriental Land Co., Ltd.	1,255	79,709
PanaHome Corp.	440	2,774
Panasonic Corp.	12,654	148,811
Rakuten, Inc.	4,637	74,685
Resorttrust, Inc.	380	9,401
Rinnai Corp.	232	16,422
Ryohin Keikaku Co., Ltd.	142	30,338
Sankyo Co., Ltd.	320	12,165
Sanrio Co., Ltd.	371	10,331
Sega Sammy Holdings, Inc.	1,099	13,740
Sekisui Chemical Co., Ltd.	2,339	25,996
Sekisui House Ltd.	3,380	50,293
Sharp Corp.*	9,448	12,506

	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)
Shimachu Co., Ltd.	306	$8,496
Shimamura Co., Ltd.	161	16,634
Shimano, Inc.	469	65,148
Shochiku Co., Ltd.	680	5,587
SKY Perfect JSAT Holdings, Inc.	840	4,224
Skylark Co., Ltd.	566	8,196
Sony Corp.*	7,474	213,129
Stanley Electric Co., Ltd.	920	19,678
Start Today Co., Ltd.	299	9,593
Sumitomo Electric Industries Ltd.	4,556	68,012
Sumitomo Forestry Co., Ltd.	799	9,493
Sumitomo Rubber Industries Ltd.	1,064	16,059
Suzuki Motor Corp.	2,487	86,727
Takashimaya Co., Ltd.	1,779	17,044
Takata Corp.*	200	2,028
Toho Co., Ltd.	708	16,778
Tokai Rika Co., Ltd.	303	7,630
Tokyo Broadcasting System Holdings, Inc.	226	3,298
Toyo Tire & Rubber Co., Ltd.	600	13,187
Toyoda Gosei Co., Ltd.	440	9,738
Toyota Boshoku Corp.	368	6,686
Toyota Industries Corp.	1,008	55,894
Toyota Motor Corp.	15,761	1,049,885
TS Tech Co., Ltd.	303	8,560
TV Asahi Holdings Corp.	139	2,181
USS Co., Ltd.	1,267	22,283
Wacoal Holdings Corp.	759	9,704
Yamada Denki Co., Ltd.	4,080	15,609
Yamaha Corp.	1,045	24,637
Yamaha Motor Co., Ltd.	1,665	37,871
Yokohama Rubber Co., Ltd. (The)	660	13,073
Total Consumer Discretionary		4,280,953

Consumer Staples — 8.1%
Aeon Co., Ltd.	4,260	65,209
Ajinomoto Co., Inc.	3,140	72,281
Asahi Group Holdings Ltd.	2,388	80,124
Calbee, Inc.	440	19,639
Coca-Cola East Japan Co., Ltd.	440	8,108
Coca-Cola West Co., Ltd.	383	7,725
Cosmos Pharmaceutical Corp.	52	6,695
Ezaki Glico Co., Ltd.	308	16,905
FamilyMart Co., Ltd.	372	18,015
House Foods Group, Inc.	440	8,903
Ito En Ltd.	340	7,914
Japan Tobacco, Inc.	6,272	243,676
Kagome Co., Ltd.	459	7,569
Kao Corp.	3,131	158,982
Kewpie Corp.	680	15,395
Kikkoman Corp.	1,140	39,934
Kirin Holdings Co., Ltd.	4,995	76,964
Kobayashi Pharmaceutical Co., Ltd.	197	15,471
Kose Corp.	184	17,911
Lawson, Inc.	391	29,129
Lion Corp.	1,559	13,426
Matsumotokiyoshi Holdings Co., Ltd.	236	11,410
MEIJI Holdings Co., Ltd.	422	60,050
Mitsubishi Shokuhin Co., Ltd.	86	1,910
NH Foods Ltd.	1,163	28,302
Nichirei Corp.	1,760	11,506
Nisshin Seifun Group, Inc.	1,580	22,674
Nissin Foods Holdings Co., Ltd.	468	21,116
Pigeon Corp.	651	19,836
Pola Orbis Holdings, Inc.	116	7,097

See Notes to Schedule of Investments.

19

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)
July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)
Sapporo Holdings Ltd.	2,040	$7,772
Seven & i Holdings Co., Ltd.	4,641	214,416
Shiseido Co., Ltd.	2,332	56,477
Sugi Holdings Co., Ltd.	268	13,671
Sundrug Co., Ltd.	205	11,963
Suntory Beverage & Food Ltd.	754	31,890
Takara Holdings, Inc.	1,140	9,394
Toyo Suisan Kaisha Ltd.	587	22,221
Tsuruha Holdings, Inc.	211	18,546
Unicharm Corp.	2,105	50,639
UNY Group Holdings Co., Ltd.	1,300	8,992
Yakult Honsha Co., Ltd.	649	43,111
Yamazaki Baking Co., Ltd.	865	13,810
Total Consumer Staples		1,616,778

Energy — 0.9%
Cosmo Oil Co., Ltd.*	3,880	6,295
Idemitsu Kosan Co., Ltd.	600	11,046
Inpex Corp.	5,481	59,745
Japan Petroleum Exploration Co., Ltd.	184	5,770
JX Holdings, Inc.	14,395	61,475
Showa Shell Sekiyu K.K.	1,140	10,719
TonenGeneral Sekiyu K.K.	1,680	16,828
Total Energy		171,878

Financials — 19.2%
77 Bank Ltd. (The)	2,199	14,323
Acom Co., Ltd.*	2,380	11,315
AEON Financial Service Co., Ltd.	660	17,206
Aeon Mall Co., Ltd.	700	13,159
Aiful Corp.*	1,700	5,859
Aozora Bank Ltd.	6,928	26,617
Aplus Financial Co., Ltd.*	540	588
Awa Bank Ltd. (The)	1,340	8,447
Bank of Kyoto Ltd. (The)	2,179	25,730
Bank of Yokohama Ltd. (The)	6,828	43,439
Century Tokyo Leasing Corp.	280	9,503
Chiba Bank Ltd. (The)	4,240	33,846
Chugoku Bank Ltd. (The)	1,079	16,878
Credit Saison Co., Ltd.	949	21,034
Dai-ichi Life Insurance Co., Ltd. (The)	6,727	136,934
Daikyo, Inc.	1,759	2,981
Daishi Bank Ltd. (The)	2,059	8,891
Daito Trust Construction Co., Ltd.	456	48,197
Daiwa House Industry Co., Ltd.	3,843	95,769
Daiwa Securities Group, Inc.	10,407	80,949
Fukuoka Financial Group, Inc.	5,108	26,304
Gunma Bank Ltd. (The)	2,799	20,830
Hachijuni Bank Ltd. (The)	2,420	18,810
Higo Bank Ltd. (The)	1,239	7,660
Hiroshima Bank Ltd. (The)	3,480	20,420
Hitachi Capital Corp.	279	7,589
Hokkoku Bank Ltd. (The)	1,819	6,636
Hokuhoku Financial Group, Inc.	8,027	18,983
Hulic Co., Ltd.	2,100	20,797
Hyakugo Bank Ltd. (The)	1,479	7,067
Hyakujushi Bank Ltd. (The)	1,620	5,453
Iyo Bank Ltd. (The)	1,660	21,143
Jafco Co., Ltd.	200	9,799
Japan Exchange Group, Inc.	1,633	56,940
Joyo Bank Ltd. (The)	4,060	24,053
Juroku Bank Ltd. (The)	2,120	8,710
Kagoshima Bank Ltd. (The)	1,000	6,845

	Shares	Value
Common Stocks (continued)

Financials (continued)
Keiyo Bank Ltd. (The)	1,540	$7,781
Matsui Securities Co., Ltd.	640	5,863
Mitsubishi Estate Co., Ltd.	7,527	167,375
Mitsubishi UFJ Financial Group, Inc.	84,180	611,502
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,999	16,097
Mitsui Fudosan Co., Ltd.	5,647	160,825
Mizuho Financial Group, Inc.	142,365	307,838
MS&AD Insurance Group Holdings, Inc.	3,239	102,141
Musashino Bank Ltd. (The)	200	7,926
Nanto Bank Ltd. (The)	1,580	5,331
Nishi-Nippon City Bank Ltd. (The)	4,307	13,106
Nomura Holdings, Inc.	20,863	148,421
Nomura Real Estate Holdings, Inc.	719	14,357
North Pacific Bank Ltd.	1,660	7,302
NTT Urban Development Corp.	659	6,484
Okasan Securities Group, Inc.	1,159	8,297
Orient Corp.*	2,219	4,066
ORIX Corp.	7,712	115,342
Resona Holdings, Inc.	13,815	76,069
San-In Godo Bank Ltd. (The)	959	9,714
SBI Holdings, Inc.	1,260	17,523
Senshu Ikeda Holdings, Inc.	1,579	7,213
Seven Bank Ltd.	3,900	18,604
Shiga Bank Ltd. (The)	1,539	8,198
Shinsei Bank Ltd.	9,487	20,751
Shizuoka Bank Ltd. (The)	3,440	38,927
Sompo Japan Nipponkoa Holdings, Inc.	2,300	81,162
Sony Financial Holdings, Inc.	1,040	19,903
Sumitomo Mitsui Financial Group, Inc.	7,993	357,667
Sumitomo Mitsui Trust Holdings, Inc.	22,753	105,744
Sumitomo Real Estate Sales Co., Ltd.	88	2,347
Sumitomo Realty & Development Co., Ltd.	2,580	90,564
Suruga Bank Ltd.	1,159	24,912
T&D Holdings, Inc.	3,933	59,982
Tokai Tokyo Financial Holdings, Inc.	1,459	11,164
Tokio Marine Holdings, Inc.	4,247	177,051
Tokyo Tatemono Co., Ltd.	1,224	17,141
Tokyu Fudosan Holdings Corp.	3,019	22,808
Yamaguchi Financial Group, Inc.	1,460	19,526
Zenkoku Hosho Co., Ltd.	400	14,593
Total Financials		3,821,321

Health Care — 7.5%
Alfresa Holdings Corp.	1,146	19,230
Astellas Pharma, Inc.	13,134	197,919
Chugai Pharmaceutical Co., Ltd.	1,324	48,196
Daiichi Sankyo Co., Ltd.	4,140	84,842
Eisai Co., Ltd.	1,640	107,154
Hisamitsu Pharmaceutical Co., Inc.	487	17,728
Hoya Corp.	2,520	106,743
Kaken Pharmaceutical Co., Ltd.	430	16,052
Kissei Pharmaceutical Co., Ltd.	192	4,703
KYORIN Holdings, Inc.	279	5,443
Kyowa Hakko Kirin Co., Ltd.	1,619	26,370
M3, Inc.	1,060	25,008
Medipal Holdings Corp.	1,019	18,160
Miraca Holdings, Inc.	327	15,071
Mitsubishi Tanabe Pharma Corp.	1,340	22,345
Mochida Pharmaceutical Co., Ltd.	80	4,442
Nihon Kohden Corp.	479	10,644
Nippon Shinyaku Co., Ltd.	372	12,430
Nipro Corp.	720	7,619
Olympus Corp.	1,914	73,381

See Notes to Schedule of Investments.

20

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)
July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)

Health Care (continued)
Ono Pharmaceutical Co., Ltd.	542	$65,401
Otsuka Holdings Co., Ltd.	2,290	82,307
Rohto Pharmaceutical Co., Ltd.	600	10,654
Santen Pharmaceutical Co., Ltd.	2,380	35,058
Sawai Pharmaceutical Co., Ltd.	214	13,110
Shionogi & Co., Ltd.	1,900	75,834
Sumitomo Dainippon Pharma Co., Ltd.	959	11,479
Suzuken Co., Ltd.	500	17,716
Sysmex Corp.	840	54,443
Taisho Pharmaceutical Holdings Co., Ltd.	280	18,826
Takeda Pharmaceutical Co., Ltd.	4,607	232,033
Terumo Corp.	1,966	50,778
Tsumura & Co.,	404	8,485
Total Health Care		1,499,604

Industrials — 19.7%
Amada Holdings Co., Ltd.	2,179	21,369
ANA Holdings, Inc.	6,963	22,200
Asahi Glass Co., Ltd.	5,707	33,488
Central Japan Railway Co.,	1,128	197,749
Chiyoda Corp.	1,040	8,394
COMSYS Holdings Corp.	660	10,020
Dai Nippon Printing Co., Ltd.	3,707	41,200
Daikin Industries Ltd.	1,587	102,730
DMG Mori Co., Ltd.	660	10,185
East Japan Railway Co.,	2,258	223,258
Ebara Corp.	2,680	12,178
FANUC Corp.	1,164	194,290
Fuji Electric Co., Ltd.	3,547	14,687
Fujikura Ltd.	1,939	10,282
Fukuyama Transporting Co., Ltd.	839	4,314
Furukawa Electric Co., Ltd.	4,067	6,762
Glory Ltd.	351	10,227
GS Yuasa Corp.	2,319	9,265
Hankyu Hanshin Holdings, Inc.	7,519	47,580
Hino Motors Ltd.	1,619	20,999
Hitachi Construction Machinery Co., Ltd.	627	10,451
Hitachi Transport System Ltd.	260	4,692
Hoshizaki Electric Co., Ltd.	236	14,096
IHI Corp.	8,467	33,692
ITOCHU Corp.	8,732	107,199
Japan Airlines Co., Ltd.	583	22,022
Japan Airport Terminal Co., Ltd.	347	18,485
Japan Steel Works Ltd. (The)	2,140	7,945
JGC Corp.	1,320	22,576
JTEKT Corp.	1,344	23,247
Kajima Corp.	5,088	25,297
Kamigumi Co., Ltd.	1,399	13,178
Kandenko Co., Ltd.	620	4,068
Kawasaki Heavy Industries Ltd.	9,187	40,338
Kawasaki Kisen Kaisha Ltd.	5,408	12,091
Keihan Electric Railway Co., Ltd.	3,060	20,030
Keikyu Corp.	2,959	24,385
Keio Corp.	3,600	30,016
Keisei Electric Railway Co., Ltd.	1,700	20,774
Kinden Corp.	646	8,624
Kintetsu Group Holdings Co., Ltd.	10,587	37,769
Komatsu Ltd.	5,667	104,974
Kubota Corp.	7,436	127,449
Kurita Water Industries Ltd.	700	15,317
LIXIL Group Corp.	1,700	34,152
Mabuchi Motor Co., Ltd.	320	19,191

	Shares	Value
Common Stocks (continued)

Industrials (continued)
Maeda Road Construction Co., Ltd.	380	$6,990
Makita Corp.	750	41,467
Marubeni Corp.	9,907	55,174
Minebea Co., Ltd.	2,080	32,620
MISUMI Group, Inc.	1,565	19,364
Mitsubishi Corp.	8,407	181,820
Mitsubishi Electric Corp.	11,753	126,499
Mitsubishi Heavy Industries Ltd.	19,065	100,976
Mitsubishi Logistics Corp.	880	12,813
Mitsui & Co., Ltd.	10,296	133,920
Mitsui Engineering & Shipbuilding Co., Ltd.	4,488	7,825
Mitsui OSK Lines Ltd.	6,667	20,018
Nabtesco Corp.	711	15,650
Nagase & Co., Ltd.	679	8,670
Nagoya Railroad Co., Ltd.	5,187	19,510
Nankai Electric Railway Co., Ltd.	3,240	16,318
NGK Insulators Ltd.	1,667	42,787
Nidec Corp.	1,368	122,617
Nippo Corp.	305	5,377
Nippon Express Co., Ltd.	4,804	25,436
Nippon Yusen K.K.	9,607	26,287
Nishi-Nippon Railroad Co., Ltd.	2,279	11,294
Nisshinbo Holdings, Inc.	900	9,981
NSK Ltd.	2,825	36,528
NTN Corp.	3,119	17,748
Obayashi Corp.	4,040	31,141
Odakyu Electric Railway Co., Ltd.	3,720	37,262
OKUMA Corp.	940	9,127
Park24 Co., Ltd.	619	11,266
Recruit Holdings Co., Ltd.	2,000	63,118
Sanwa Holdings Corp.	1,359	10,311
Secom Co., Ltd.	1,233	83,179
Seibu Holdings, Inc.	1,160	26,600
Seino Holdings Co., Ltd.	939	10,808
Shimizu Corp.	3,894	34,196
SMC Corp.	369	93,698
Sohgo Security Services Co., Ltd.	404	17,967
Sojitz Corp.	7,447	17,191
Sotetsu Holdings, Inc.	2,639	15,571
Sumitomo Corp.	6,697	76,243
Sumitomo Heavy Industries Ltd.	3,360	16,977
Tadano Ltd.	700	11,300
Taisei Corp.	6,307	37,110
Temp Holdings Co., Ltd.	266	11,014
THK Co., Ltd.	719	13,951
Tobu Railway Co., Ltd.	6,008	28,950
Toda Corp.	1,440	6,602
Tokyu Corp.	6,916	50,909
Toppan Forms Co., Ltd.	246	3,342
Toppan Printing Co., Ltd.	3,367	29,323
Toshiba Corp.	22,682	69,568
TOTO Ltd.	1,880	30,652
Toyota Tsusho Corp.	1,342	34,066
Ushio, Inc.	764	9,379
West Japan Railway Co.,	1,130	81,256
Yamato Holdings Co., Ltd.	2,184	48,459
Total Industrials		3,921,460

Information Technology — 9.8%
Advantest Corp.	1,019	8,924
Alps Electric Co., Ltd.	1,032	32,611
Anritsu Corp.	820	5,877

See Notes to Schedule of Investments.

21

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)
July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Azbil Corp.	439	$10,446
Brother Industries Ltd.	1,500	20,752
Canon, Inc.	6,178	198,063
Capcom Co., Ltd.	300	6,567
Citizen Holdings Co., Ltd.	1,940	12,965
COLOPL, Inc.*	279	5,427
DeNA Co., Ltd.	629	12,514
Disco Corp.	151	11,688
FUJIFILM Holdings Corp.	2,725	108,202
Fujitsu Ltd.	10,587	55,595
Gree, Inc.*	559	3,289
Hamamatsu Photonics K.K.	826	21,534
Hirose Electric Co., Ltd.	196	23,461
Hitachi High-Technologies Corp.	385	8,996
Hitachi Ltd.	27,592	179,144
Ibiden Co., Ltd.	699	11,583
Itochu Techno-Solutions Corp.	300	7,015
Japan Aviation Electronics Industry Ltd.	406	9,054
Japan Display, Inc.*	2,119	6,585
Kakaku.com, Inc.	826	13,154
Keyence Corp.	271	136,708
Konami Corp.	580	12,115
Konica Minolta, Inc.	2,760	34,462
Kyocera Corp.	1,925	99,361
Murata Manufacturing Co., Ltd.	1,193	177,176
NEC Corp.	15,494	49,523
Nexon Co., Ltd.	799	10,970
Nintendo Co., Ltd.	643	113,191
Nippon Electric Glass Co., Ltd.	2,460	11,953
Nomura Research Institute Ltd.	589	24,198
NS Solutions Corp.	95	3,753
NTT Data Corp.	751	35,945
Obic Co., Ltd.	403	19,159
Omron Corp.	1,189	46,689
Oracle Corp. Japan	200	8,426
Otsuka Corp.	305	16,026
Ricoh Co., Ltd.	4,167	41,150
Rohm Co., Ltd.	567	32,859
SCREEN Holdings Co., Ltd.	1,279	6,731
SCSK Corp.(a)	263	9,425
Seiko Epson Corp.	1,664	29,454
Shimadzu Corp.	1,600	23,865
Shinko Electric Industries Co., Ltd.	400	2,993
Square Enix Holdings Co., Ltd.	472	11,886
Sumco Corp.	1,099	10,999
Taiyo Yuden Co., Ltd.	679	8,522
TDK Corp.	732	51,342
Tokyo Electron Ltd.	1,021	56,376
Topcon Corp.	450	10,115
Toshiba TEC Corp.	759	3,988
Trend Micro, Inc.	622	22,793
Yahoo Japan Corp.	7,948	34,834
Yaskawa Electric Corp.	1,500	17,810
Yokogawa Electric Corp.	1,340	15,077
Total Information Technology		1,963,320

Materials — 6.3%
Air Water, Inc.	1,027	17,839
Asahi Kasei Corp.	7,927	60,284
Daicel Corp.	1,880	25,523
Daido Steel Co., Ltd.	2,119	8,039
Denki Kagaku Kogyo K.K.	2,739	11,407
DIC Corp.	4,908	11,567

	Shares	Value
Common Stocks (continued)

Materials (continued)
Dowa Holdings Co., Ltd.	1,420	$13,502
FP Corp.	148	4,778
Hitachi Chemical Co., Ltd.	620	10,984
Hitachi Metals Ltd.	1,140	16,976
JFE Holdings, Inc.	3,060	57,436
JSR Corp.	1,180	19,658
Kaneka Corp.	2,020	14,592
Kansai Paint Co., Ltd.	1,380	22,489
Kobe Steel Ltd.	17,474	27,079
Kuraray Co., Ltd.	2,079	24,533
Lintec Corp.	319	6,890
Maruichi Steel Tube Ltd.	400	10,315
Mitsubishi Chemical Holdings Corp.	7,847	51,302
Mitsubishi Gas Chemical Co., Inc.	2,519	13,988
Mitsubishi Materials Corp.	7,427	26,916
Mitsui Chemicals, Inc.	5,527	20,744
Mitsui Mining & Smelting Co., Ltd.	3,279	8,072
Nippon Kayaku Co., Ltd.	1,059	10,744
Nippon Paint Holdings Co., Ltd.	1,084	31,104
Nippon Paper Industries Co., Ltd.	629	10,327
Nippon Shokubai Co., Ltd.	966	14,292
Nippon Steel & Sumitomo Metal Corp.	50,304	119,005
Nissan Chemical Industries Ltd.	880	19,341
Nisshin Steel Co., Ltd.*	559	6,484
Nitto Denko Corp.	982	74,426
Oji Holdings Corp.	5,627	24,616
Rengo Co., Ltd.	1,360	5,269
Shin-Etsu Chemical Co., Ltd.	2,452	146,790
Showa Denko K.K.	8,907	10,999
Sumitomo Chemical Co., Ltd.	9,160	52,345
Sumitomo Metal Mining Co., Ltd.	2,960	39,886
Sumitomo Osaka Cement Co., Ltd.	2,340	8,783
Taiheiyo Cement Corp.	7,162	23,643
Taiyo Nippon Sanso Corp.	1,139	13,404
Teijin Ltd.	5,743	20,998
Toray Industries, Inc.	9,222	73,496
Tosoh Corp.	3,580	18,695
Toyo Seikan Group Holdings Ltd.	1,020	15,914
Toyobo Co., Ltd.	5,288	7,896
Ube Industries Ltd.	6,288	11,013
Yamato Kogyo Co., Ltd.	260	6,111
Zeon Corp.	959	9,304
Total Materials		1,259,798

Telecommunication Services — 4.5%
KDDI Corp.	11,047	280,912
Nippon Telegraph & Telephone Corp.	3,567	137,144
NTT DOCOMO, Inc.	8,257	174,244
SoftBank Group Corp.	5,600	311,018
Total Telecommunication Services		903,318

Utilities — 2.7%
Chubu Electric Power Co., Inc.	4,220	71,699
Chugoku Electric Power Co., Inc. (The)	1,859	27,833
Electric Power Development Co., Ltd.	1,067	36,903
Hokkaido Electric Power Co., Inc.*	1,100	13,282
Hokuriku Electric Power Co.,	1,119	17,224
Kansai Electric Power Co., Inc. (The)*	4,617	62,680
Kyushu Electric Power Co., Inc.*	2,765	39,234
Osaka Gas Co., Ltd.	11,774	47,126
Shikoku Electric Power Co., Inc.	920	15,497
Toho Gas Co., Ltd.	3,059	18,296
Tohoku Electric Power Co., Inc.	2,840	41,696

See Notes to Schedule of Investments.

22

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)
July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)

Utilities (continued)
Tokyo Electric Power Co., Inc.*	9,268	$66,577
Tokyo Gas Co., Ltd.	14,084	76,118
Total Utilities		534,165

Total Common Stocks — 100.2%
(Cost $19,997,755)		19,972,595
Liabilities in Excess of
Other Assets — (0.2)%		(40,565)
Net Assets — 100.0%		$19,932,030

*	Non-income producing securities.
K.K.	- Kabushiki Kaisha

See Notes to Schedule of Investments.

23

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (concluded)
July 31, 2015 (unaudited)

Forward Exchange Contracts Outstanding as of July 31, 2015

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)
Japanese Yen
Expiring 08/05/15	The Bank of New York Mellon	JPY	3,819,190	$30,727	$30,828	$101
Japanese Yen
Expiring 08/05/15	Merrill Lynch	JPY	1,250,206,649	10,095,044	10,091,344	(3,700)
				$10,125,771	$10,122,172	$(3,599)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)
Japanese Yen
Expiring 08/05/15	The Bank of New York Mellon	JPY	(6,405,505)	$(51,535)	$(51,704)	$(169)
Japanese Yen
Expiring 08/05/15	Merrill Lynch	JPY	(1,250,206,649)	(10,095,543)	(10,091,344)	4,199
Japanese Yen
Expiring 09/03/15	Merrill Lynch	JPY	(1,237,252,359)	(9,986,837)	(9,989,984)	(3,147)
				$(20,133,915)	$(20,133,032)	$883

Net Unrealized Appreciation (Depreciation)						$(2,716)

24

The following is a  summary of the fair valuations according to the inputs used as of July 31, 2015  for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total

Investments in Securities: (a)
Common Stocks	$19,972,595	$—		$—	$19,972,595
Total Investments in Securities	$19,972,595	$—		$—	$19,972,595

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$—	$(2,716	)(b)	$—	$(2,716)
Total Investments in Securities	$—	$(2,716)		$—	$(2,716)

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

25

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
July 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 97.7%

Aggregate Bond Funds — 17.6%
iShares Core U.S. Aggregate Bond ETF(a)	164,079	$17,966,651
SPDR Barclays Aggregate Bond ETF(b)	100,944	5,838,601
Vanguard Total Bond Market ETF(a)	1,949,157	159,460,534
Total Aggregate Bond Funds		183,265,786

BRIC Equity Funds — 1.4%
iShares China Large-Cap ETF(b)	212,504	8,602,162
iShares India 50 ETF	15,663	480,227
iShares MSCI China ETF(b)	47,915	2,397,667
iShares MSCI India ETF	61,914	1,922,430
SPDR S&P China ETF	17,434	1,382,516
Total BRIC Equity Funds		14,785,002

Currency Strategy Fund — 1.9%
PowerShares DB G10 Currency Harvest Fund*†(a)	851,271	19,758,000

Emerging Equity Funds — 0.7%
iShares MSCI Emerging Markets ETF(b)	74,022	2,747,696
Vanguard FTSE Emerging Markets ETF	116,078	4,448,109
Total Emerging Equity Funds		7,195,805

Emerging Small Cap Equity Fund — 1.3%
SPDR S&P Emerging Markets SmallCap ETF(b)	311,553	13,004,222

Euro Fund — 3.7%
CurrencyShares Euro Trust*†(b)	361,745	38,992,494

Europe Equity Funds — 2.0%
iShares Europe ETF	48,192	2,158,520
iShares MSCI Eurozone ETF(b)	193,349	7,480,673
Vanguard FTSE Europe ETF(b)	192,511	10,668,959
Total Europe Equity Funds		20,308,152

Floating Rate Funds — 9.9%
PowerShares Senior Loan Portfolio(b)	3,871,743	91,721,592
SPDR Blackstone / GSO Senior Loan ETF(b)	231,796	11,358,004
Total Floating Rate Funds		103,079,596

International Bond Funds — 3.3%
Market Vectors Emerging Markets Local Currency Bond ETF(a)(b)	1,256,511	23,810,883
WisdomTree Emerging Markets Local Debt Fund(b)	270,864	10,189,904
Total International Bond Funds		34,000,787

International Equity Core Funds — 4.0%
iShares MSCI EAFE ETF	439,401	28,464,397
Vanguard FTSE Developed Markets ETF	321,365	12,928,514
Total International Equity Core Funds		41,392,911

International Small Cap Equity Funds — 1.4%
iShares MSCI EAFE Small-Cap ETF(b)	199,699	10,276,510
SPDR S&P International Small Capital ETF(b)	51,803	1,551,500

	Shares	Value
Investment Companies (continued)

International Small Cap Equity Funds (continued)
WisdomTree International SmallCap Dividend Fund(b)	37,496	$2,261,759

Total International Small Cap Equity Funds		14,089,769

Japanese Yen Fund — 1.9%
CurrencyShares Japanese Yen Trust*†(b)	249,486	19,539,744

Silver Fund — 0.0%(c)
iShares Silver Trust*	10,727	151,036

U.S. Large Cap Core Fund — 2.1%
SPDR S&P 500 ETF Trust(b)	105,602	22,229,221

U.S. Large Cap Value Funds — 7.4%
Guggenheim S&P 500 Pure Value ETF	25,550	1,349,040
iShares Russell 1000 Value ETF(a)	362,707	37,326,177
iShares S&P 500 Value ETF	130,910	12,124,884
Vanguard Value ETF	315,794	26,589,855

Total U.S. Large Cap Value Funds		77,389,956

U.S. REITS — 2.3%
iShares U.S. Real Estate ETF	44,104	3,300,302
SPDR Dow Jones REIT ETF	25,300	2,261,061
Vanguard REIT ETF(b)	238,514	18,842,606

Total U.S. REITS		24,403,969

U.S. Short-Term Treasury Bond Funds — 34.1%
iShares 1-3 Year Treasury Bond ETF(a)	1,297,349	110,093,036
iShares Short Treasury Bond ETF(a)	239,473	26,406,688
SPDR Barclays 1-3 Month T-Bill ETF*(b)	377,726	17,265,855
Vanguard Short-Term Bond ETF(a)	2,518,313	202,019,069

Total U.S. Short-Term Treasury Bond Funds		355,784,648

U.S. Small Cap Growth Fund — 2.7%
iShares S&P Small-Cap 600 Growth ETF(b)	213,755	28,271,236

Total Investment Companies
(Cost $1,025,452,626)		1,017,642,334

Short-Term Investment — 1.7%

Money Market Fund — 1.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(d)
(Cost $17,453,270)	17,453,270	17,453,270

Investment of Cash Collateral For Securities Loaned — 8.2%

Money Market Fund — 8.2%
Dreyfus Government Cash Management Fund, 0.01%(e)
(Cost $85,985,619)	85,985,619	85,985,619

26

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
July 31, 2015 (unaudited)

	Shares	Value

Investment of Cash Collateral For Securities Loaned (continued)

Total Investments — 107.6%

(Cost $1,128,891,515)		$1,121,081,223
Liabilities in Excess of Other Assets — (7.6)%		(78,784,114)
Net Assets — 100.0%		$1,042,297,109

*	Non-income producing securities.
†	Affiliated
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $224,828,468.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $86,713,733; total market value of collateral held by the Fund was $88,491,122. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,505,503.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at July 31, 2015.
(e)	Rate shown reflects the 1-day yield at July 31, 2015.

BRIC	- Brazil, Russia, India and China
ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust

27

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
July 31, 2015 (unaudited)

Total return swap contracts outstanding at July 31, 2015:

			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(short)	(Depreciation)[1]

iPath Bloomberg Commodity Index Total Return ETN	(2.23)%	5/19/2016	$(1,319,332)	$—
iPath S&P 500 VIX Mid-Term Futures ETN	(2.72)%	5/19/2016	(6,919,636)	—
iShares Core U.S. Aggregate Bond ETF	1.14%	5/19/2016	128,733,347	—
iShares Core U.S. Credit Bond ETF	(4.97)%	5/19/2016	(1,545,989)	—
iShares iBoxx $ High Yield Corporate Bond ETF	(3.99)%	5/19/2016	(24,288,781)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.66)%	5/19/2016	(42,457,744)	—
iShares MSCI All Country Asia ex Japan ETF	(3.98)%	5/19/2016	(11,250,157)	—
iShares MSCI Brazil Capped ETF	(1.01)%	5/19/2016	(4,749,429)	—
iShares MSCI Pacific ex Japan ETF	(1.99)%	5/19/2016	(6,805,468)	—
iShares MSCI Russia Capped ETF	(2.64)%	5/19/2016	(177,386)	—
iShares Russell 1000 Growth ETF	(0.62)%	5/19/2016	(3,644,001)	—
iShares Russell 2000 ETF	(0.85)%	5/19/2016	(20,260,857)	—
iShares Russell 2000 Growth ETF	0.64%	5/19/2016	58,381,906	—
iShares Russell 2000 Value ETF	(1.24)%	5/19/2016	(34,976,176)	—
iShares S&P 500 Growth ETF	(1.49)%	5/19/2016	(1,580,705)	—
iShares S&P Small-Cap 600 Value ETF	(1.99)%	5/19/2016	(20,117,613)	—
Market Vectors Russia ETF	(0.48)%	5/19/2016	(1,484,451)	—
PowerShares DB Commodity Index Tracking Fund	(0.36)%	5/19/2016	(3,776,380)	—
PowerShares DB Gold Fund	(1.20)%	5/19/2016	(2,703,405)	—
PowerShares DB U.S. Dollar Index Bullish Fund	(2.98)%	5/19/2016	(25,174,734)	—
ProShares VIX Mid-Term Futures ETF	(0.26)%	5/19/2016	(4,854)	—
SPDR Barclays Convertible Securities ETF	1.14%	5/19/2016	101,079,617	—
SPDR Barclays High Yield Bond ETF	(1.55)%	5/19/2016	(17,434,571)	—
SPDR Dow Jones International Real Estate ETF	(1.98)%	5/19/2016	(4,816,493)	—
Vanguard FTSE Pacific ETF	(0.85)%	5/19/2016	(9,082,480)	—
Vanguard Growth ETF	(0.74)%	5/19/2016	(2,332,605)	—
Vanguard Small-Cap Growth ETF	0.64%	5/19/2016	37,225,716	—
Vanguard Small-Cap Value ETF	(2.99)%	5/19/2016	(34,527,663)	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $3,379,724 at July 31, 2015.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

[1]	Reflects a reset date of July 31, 2015.

28

The following is a  summary of the fair valuations according to the inputs used as of July 31, 2015  for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities: (a)
Investment Companies	$1,017,642,334	$—		$—	$1,017,642,334
Short-Term Investment:
Money Market Fund	17,453,270	—		—	17,453,270
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	85,985,619	—		—	85,985,619
Total Investments in Securities	$1,121,081,223	$—		$—	$1,121,081,223
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$1,121,081,223	$—		$—	$1,121,081,223

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 1).

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

29

Schedules of Investments — IQ Hedge Macro Tracker ETF

July 31, 2015 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.7%

Volatility — 0.7%
iPath S&P 500 VIX Mid-Term Futures*(a)
(Cost $172,555)	13,774	$143,112
Investment Companies — 98.3%
BRIC Equity Funds — 5.9%
iShares China Large-Cap ETF(a)	19,677	796,525
iShares India 50 ETF	1,450	44,457
iShares MSCI China ETF(a)	4,437	222,028
SPDR S&P China ETF	1,614	127,990
Total BRIC Equity Funds		1,191,000

Emerging Equity Funds — 0.0%(b)
iShares MSCI Emerging Markets ETF(a)	8	297
Vanguard FTSE Emerging Markets ETF	12	460
Total Emerging Equity Funds		757

Emerging Small Cap Equity Fund — 6.0%
SPDR S&P Emerging Markets SmallCap ETF(a)	28,848	1,204,115

Euro Fund — 3.9%
CurrencyShares Euro Trust*(c)	7,217	777,920

Gold Fund — 0.4%
PowerShares DB Gold Fund*	2,365	85,069

International Bond Funds — 15.7%
Market Vectors Emerging Markets Local Currency Bond ETF(a)	116,346	2,204,757
WisdomTree Emerging Markets Local Debt Fund(a)	25,081	943,547
Total International Bond Funds		3,148,304

International Small Cap Equity Funds — 1.8%
SPDR S&P International Small Cap ETF(a)	4,797	143,670
WisdomTree International SmallCap Dividend Fund(a)	3,472	209,431
Total International Small Cap Equity Funds		353,101

Investment Grade Corporate Bond Fund — 16.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	28,213	3,282,583

U.S. Short-Term Treasury Bond Funds — 48.2%
iShares 1-3 Year Treasury Bond ETF	36,686	3,113,174
iShares Short Treasury Bond ETF	6,772	746,748
SPDR Barclays 1-3 Month T-Bill ETF*	1,783	81,501
Vanguard Short-Term Bond ETF(c)	71,212	5,712,627
Total U.S. Short-Term Treasury Bond Funds		9,654,050

Total Investment Companies
(Cost $20,417,648)		19,696,899
Investment of Cash Collateral For Securities Loaned — 9.3%
Money Market Fund — 9.3%
Dreyfus Government Cash Management Fund, 0.01%(d)
(Cost $1,859,815)	1,859,815	1,859,815

	Shares	Value
Investment of Cash Collateral For Securities Loaned (continued)
Total Investments — 108.3%

(Cost $22,450,018)		$21,699,826
Liabilities in Excess of Other Assets — (8.3)%		(1,666,406)
Net Assets — 100.0%		$20,033,420

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,809,134; total market value of collateral held by the Fund was $1,859,815.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,248,370.
(d)	Rate shown reflects the 1-day yield at July 31, 2015.

1

BRIC - Brazil, Russia, India and China

ETF - Exchange Traded Fund

30

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

July 31, 2015 (unaudited)

Total return swap contracts outstanding at July 31, 2015:
			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(short)	(Depreciation)[1]
CurrencyShares Japanese Yen Trust	(1.73)%	4/07/2016	$(603,064)	$—
iPath Bloomberg Commodity Index Total Return ETN	(2.22)%	4/07/2016	(163,993)	—
iShares Core U.S. Credit Bond ETF	0.64%	5/19/2016	153,070	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.14%	5/19/2016	760,464	—
iShares MSCI Brazil Capped ETF	(0.98)%	4/07/2016	(531,999)	—
iShares MSCI EAFE Small-Cap ETF	0.64%	5/19/2016	951,290	—
iShares MSCI India ETF	0.64%	5/19/2016	177,358	—
iShares MSCI Russia Capped ETF	(2.48)%	4/07/2016	(22,049)	—
iShares Russell 2000 ETF	0.14%	5/19/2016	715,381	—
iShares Silver Trust	(0.54)%	4/07/2016	(4,660)	—
iShares U.S. Real Estate ETF	(0.70)%	4/07/2016	(105,735)	—
Market Vectors Russia ETF	(0.48)%	4/07/2016	(184,515)	—
PowerShares DB Commodity Index Tracking Fund	(0.36)%	4/07/2016	(469,383)	—
PowerShares DB G10 Currency Harvest Fund	(1.99)%	4/07/2016	(270,443)	—
ProShares VIX Mid-Term Futures ETF	0.14%	5/19/2016	76,143	—
SPDR Barclays 1-3 Month T-Bill ETF	1.14%	5/19/2016	406,590	—
SPDR DB International Government Inflation-Protected Bond ETF	0.64%	5/19/2016	427,110	—
SPDR Dow Jones International Real Estate ETF	(1.98)%	4/07/2016	(598,657)	—
SPDR Dow Jones REIT ETF	(1.09)%	4/07/2016	(72,479)	—
Vanguard REIT ETF	(0.60)%	4/07/2016	(603,718)	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $113,760 at July 31, 2015.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1 Reflects a reset date of July 31, 2015.

31

The following is a  summary of the fair valuations according to the inputs used as of July 31, 2015,  for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities: (a)
Investment Companies	$19,696,899	$—		$—	$19,696,899
Exchange Traded Notes	143,112	—		—	143,112
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,859,815	—		—	1,859,815
Total Investments in Securities	$21,699,826	$—		$—	$21,699,826
Other Financial Instruments:
Swap Contracts (b)	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$21,699,826	$—		$—	$21,699,826

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Other Financial Instruments	$—	$—		$—	$—

(a) For a complete listing of investments and their industries, see the Schedule of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 1).

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

32

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

July 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 99.2%
Aggregate Bond Funds — 11.1%
iShares Core U.S. Aggregate Bond ETF(a)	661	$72,380
SPDR Barclays Aggregate Bond ETF(b)	816	47,197
Vanguard Total Bond Market ETF(a)	15,754	1,288,835

Total Aggregate Bond Funds		1,408,412

Currency Strategy Fund — 3.0%
PowerShares DB G10 Currency Harvest Fund*(a)	16,162	375,120

Emerging Equity Funds — 0.1%
iShares MSCI Emerging Markets ETF(b)	141	5,234
Vanguard FTSE Emerging Markets ETF	221	8,469

Total Emerging Equity Funds		13,703

Euro Fund — 2.7%
CurrencyShares Euro Trust*	3,177	342,449

Europe Equity Fund — 0.5%
iShares Europe ETF	1,370	61,362

Floating Rate Funds — 2.1%
PowerShares Senior Loan Portfolio(b)	9,864	233,678
SPDR Blackstone / GSO Senior Loan ETF(b)	591	28,959

Total Floating Rate Fund		262,637

International Equity Core Funds — 5.0%
iShares MSCI EAFE ETF	6,684	432,990
Vanguard FTSE Developed Markets ETF	4,889	196,684

Total International Equity Core Funds		629,674

Investment Grade Corporate Bond Funds — 5.0%
iShares Core U.S. Credit Bond ETF	540	58,957
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,003	582,099

Total Investment Grade Corporate Bond Funds		641,056

U.S. Large Cap Value Funds — 8.2%
Guggenheim S&P 500 Pure Value ETF(b)	344	18,163
iShares Russell 1000 Value ETF(a)	4,878	501,996
iShares S&P 500 Value ETF(b)	1,760	163,011
Vanguard Value ETF	4,247	357,597

Total U.S. Large Cap Value Funds		1,040,767

U.S. Short-Term Treasury Bond Funds — 54.2%
iShares 1-3 Year Treasury Bond ETF(a)	25,190	2,137,623
iShares Short Treasury Bond ETF(a)	4,650	512,756
SPDR Barclays 1-3 Month T-Bill ETF*	7,334	335,237
Vanguard Short-Term Bond ETF(a)	48,898	3,922,597

Total U.S. Short-Term Treasury Bond Funds		6,908,213

U.S. Small Cap Growth Funds — 7.3%
iShares Russell 2000 Growth ETF	2,799	433,706
iShares S&P Small-Cap 600 Growth ETF(b)	1,582	209,235
Vanguard Small-Cap Growth ETF	2,106	284,120

Total U.S. Small Cap Growth Funds		927,061

Total Investment Companies
(Cost $12,531,233)		12,610,454

	Shares	Value
Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(c)
(Cost $75,274)	75,274	$75,274

Investment of Cash Collateral For Securities Loaned — 2.6%

Money Market Fund — 2.6%
Dreyfus Government Cash Management Fund, 0.01%(d)
(Cost $325,512)	325,512	325,512

Total Investments — 102.4%
(Cost $12,932,019)		13,011,240
Liabilities in Excess of Other Assets — (2.4)%		(308,938)
Net Assets — 100.0%		$12,702,302

1

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,780,707.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $318,237; total market value of collateral held by the Fund was $325,512.
(c)	Rate shown reflects the 7-day yield at July 31, 2015.
(d)	Rate shown reflects the 1-day yield at July 31, 2015.

ETF - Exchange Traded Fund

33

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2015 (unaudited)

Total return swap contracts outstanding at July 31, 2015:

			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(short)	(Depreciation)[1]
iShares Core U.S. Aggregate Bond ETF	1.14%	5/19/2016	$1,119,309	$—
iShares iBoxx $ High Yield Corporate Bond ETF	(1.13)%	4/07/2016	(279,217)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.14%	5/19/2016	1,037,609	—
iShares MSCI All Country Asia ex Japan ETF	(3.97)%	4/07/2016	(387,981)	—
iShares MSCI Eurozone ETF	0.64%	5/19/2016	212,872	—
iShares MSCI Pacific ex Japan ETF	(1.99)%	4/07/2016	(234,696)	—
iShares Russell 1000 Growth ETF	(0.61)%	4/07/2016	(373,634)	—
iShares Russell 2000 Value ETF	(1.24)%	4/07/2016	(81,180)	—
iShares S&P 500 Growth ETF	(1.48)%	4/07/2016	(162,096)	—
iShares S&P Small-Cap 600 Value ETF	(1.99)%	4/07/2016	(46,749)	—
PowerShares DB U.S. Dollar Index Bullish Fund	(2.98)%	4/07/2016	(385,900)	—
SPDR Barclays Convertible Securities ETF	1.14%	5/19/2016	532,678	—
SPDR Barclays High Yield Bond ETF	(1.22)%	4/07/2016	(207,772)	—
Vanguard FTSE Europe ETF	0.64%	5/19/2016	303,258	—
Vanguard FTSE Pacific ETF	(0.84)%	4/07/2016	(313,273)	—
Vanguard Growth ETF	(0.73)%	4/07/2016	(239,230)	—
Vanguard Small-Cap Value ETF	(2.99)%	4/07/2016	(80,199)	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1 Reflects a reset date of July 31, 2015.

34

The following is a  summary of the fair valuations according to the inputs used as of July 31, 2015,  for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities: (a)
Investment Companies	$12,610,454	$—		$—	$12,610,454
Short-Term Investment:
Money Market Fund	325,512	—		—	325,512
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	75,274	—		—	75,274
Total Investments in Securities	$13,011,240	$—		$—	$13,011,240
Other Financial Instruments:
Swap Contracts	$—	$—	(b)	$—	$—
Total Investments in Securities and Other Financial Instruments	$13,011,240	$—		$—	$13,011,240

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a) For a complete listing of investments and their industries, see the Schedule of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 1).

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

35

Schedules of Investments — IQ Hedge Long/Short Tracker ETF

July 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 99.0%
Emerging Equity Funds — 1.7%
iShares MSCI Emerging Markets ETF	344	$12,769
Vanguard FTSE Emerging Markets ETF	540	20,693

Total Emerging Equity Funds		33,462

Floating Rate Funds — 27.2%
PowerShares Senior Loan Portfolio(a)(b)	20,414	483,608
SPDR Blackstone / GSO Senior Loan ETF(a)	1,222	59,878

Total Floating Rate Funds		543,486

International Equity Funds — 5.6%
iShares MSCI EAFE ETF	1,183	76,635
Vanguard FTSE Developed Markets ETF	865	34,799

Total International Equity Funds		111,434

Investment Grade Corporate Bond Funds — 17.0%
iShares Core U.S. Credit Bond ETF	109	11,901
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,821	328,223

Total Investment Grade Corporate Bond Funds		340,124

U.S. Large Cap Core Fund — 6.4%
SPDR S&P 500 ETF Trust(a)	612	128,826

U.S. Large Cap Growth Funds — 2.5%
Guggenheim S&P 500 Pure Growth ETF	20	1,680
iShares Russell 1000 Growth ETF	225	22,957
iShares S&P 500 Growth ETF	84	9,917
Vanguard Growth ETF	133	14,703

Total U.S. Large Cap Growth Funds		49,257

U.S. Large Cap Value Funds — 11.8%
Guggenheim S&P 500 Pure Value ETF	78	4,119
iShares Russell 1000 Value ETF(b)	1,107	113,921
iShares S&P 500 Value ETF(a)	400	37,048
Vanguard Value ETF	964	81,169

Total U.S. Large Cap Value Funds		236,257

U.S. Small Cap Growth Funds — 26.8%
iShares Russell 2000 Growth ETF(a)	1,621	251,174
iShares S&P Small-Cap 600 Growth ETF(a)	916	121,150
Vanguard Small-Cap Growth ETF	1,219	164,455

Total U.S. Small Cap Growth Funds		536,779

Total Investment Companies
(Cost $2,004,425)		1,979,625

Short-Term Investment — 0.3%

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(c)
(Cost $6,160)	6,160	6,160

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 16.4%

Money Market Fund — 16.4%
Dreyfus Government Cash Management Fund, 0.01%(d)
(Cost $328,077)	328,078	$328,078

Total Investments — 115.7%
(Cost $2,338,662)		2,313,863
Liabilities in Excess of Other Assets — (15.7)%		(313,700)
Net Assets — 100.0%		$2,000,163

1

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $447,732; total market value of collateral held by the Fund was $456,885. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $128,807.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $367,195.
(c)	Rate shown reflects the 7-day yield at July 31, 2015.
(d)	Rate shown reflects the 1-day yield at July 31, 2015.

ETF - Exchange Traded Fund

36

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2015 (unaudited)

Total return swap contracts outstanding at July 31, 2015:
			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(short)	(Depreciation)[1]
Guggenheim S&P 500 Pure Growth ETF	0.64%	3/28/2017	$504	$—
Guggenheim S&P 500 Pure Value ETF	0.64%	3/28/2017	1,214	—
iShares Core U.S. Credit Bond ETF	0.64%	3/28/2017	3,603	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.14%	3/28/2017	98,083	—
iShares MSCI EAFE ETF	0.64%	3/28/2017	22,932	—
iShares MSCI Emerging Markets ETF	0.64%	3/28/2017	3,823	—
iShares Russell 1000 Growth ETF	1.14%	3/28/2017	6,836	—
iShares Russell 1000 Value ETF	0.64%	3/28/2017	34,063	—
iShares Russell 2000 Growth ETF	0.64%	3/28/2017	74,996	—
iShares Russell 2000 Value ETF	(0.98)%	3/28/2017	(225,414)	—
iShares S&P 500 Growth ETF	0.64%	3/28/2017	2,952	—
iShares S&P 500 Value ETF	0.64%	3/28/2017	11,022	—
iShares S&P Small-Cap 600 Growth ETF	0.64%	3/28/2017	36,239	—
iShares S&P Small-Cap 600 Value ETF	(1.98)%	3/28/2017	(129,705)	—
PowerShares Senior Loan Portfolio	1.14%	3/28/2017	144,485	—
SPDR Blackstone / GSO Senior Loan ETF	0.64%	3/28/2017	17,885	—
SPDR S&P 500 ETF Trust	0.64%	3/28/2017	38,522	—
Vanguard FTSE Developed Markets ETF	0.64%	3/28/2017	10,420	—
Vanguard FTSE Emerging Markets ETF	0.64%	3/28/2017	6,170	—
Vanguard Growth ETF	0.64%	3/28/2017	4,422	—
Vanguard Small-Cap Growth ETF	0.64%	3/28/2017	49,107	—
Vanguard Small-Cap Value ETF	(2 98)%	3/28/2017	(222,550)	—
Vanguard Value ETF	0.64%	3/28/2017	24,250	—
				$—
_______________
Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1 Reflects a reset date of July 31, 2015.

37

The following is a  summary of the fair valuations according to the inputs used as of July 31, 2015  for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities: (a)
Investment Companies	$1,979,625	$—		$—	$1,979,625
Short-Term Investment:
Money Market Fund	6,160	—		—	6,160
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	328,078	—		—	328,078
Total Investments in Securities	$2,313,863	$—		$—	$2,313,863
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	$—
Total Investments in Securities and Other Financial Instruments	$2,313,863	$—		$—	$2,313,863

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 1).

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

38

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF
July 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 99.4%
Aggregate Bond Funds — 45.4%
iShares Core U.S. Aggregate Bond ETF	3,857	$422,342
SPDR Barclays Aggregate Bond ETF	289	16,716
Vanguard Total Bond Market ETF	5,584	456,826

Total Aggregate Bond Funds		895,884

Convertible Bond Fund — 44.6%
SPDR Barclays Convertible Securities ETF(a)	18,707	883,718

Emerging Equity Funds — 0.9%
iShares MSCI Emerging Markets ETF	193	7,164
Vanguard FTSE Emerging Markets ETF	303	11,611

Total Emerging Equity Funds		18,775

U.S. Large Cap Growth Funds — 8.5%
Guggenheim S&P 500 Pure Growth ETF	68	5,713
iShares Russell 1000 Growth ETF	766	78,155
iShares S&P 500 Growth ETF	287	33,883
Vanguard Growth ETF	452	49,969

Total U.S. Large Cap Growth Funds		167,720

Total Investment Companies
(Cost $1,997,884)		1,966,097

Short-Term Investment — 0.8%

Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $15,221)	15,221	15,221

Investment of Cash Collateral For Securities Loaned — 19.7%

Money Market Fund — 19.7%
Dreyfus Government Cash Management Fund, 0.01%(c)
(Cost $390,825)	390,825	390,825

Total Investments — 119.9%
(Cost $2,403,930)		2,372,143
Liabilities in Excess of Other Assets — (19.9)%		(393,064)
Net Assets — 100.0%		$1,979,079

(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $382,644; total market value of collateral held by the Fund was $390,825.
(b)	Rate shown reflects the 7-day yield at July 31, 2015.
(c)	Rate shown reflects the 1-day yield at July 31, 2015.

ETF - Exchange Traded Fund

See Notes to Schedule of Investments.

39

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)
July 31, 2015 (unaudited)

Total return swap contracts outstanding at July 31, 2015:

			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(short)	(Depreciation)[1]
Guggenheim S&P 500 Pure Growth ETF	0.64%	3/28/2017	$588	$—
iShares Core U.S. Aggregate Bond ETF	1.14%	3/28/2017	43,362	—
iShares Core U.S. Credit Bond ETF	(4.98)%	3/28/2017	(7,097)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.61)%	3/28/2017	(195,235)	—
iShares MSCI Emerging Markets ETF	0.64%	3/28/2017	742	—
iShares Russell 1000 Growth ETF	1.14%	3/28/2017	8,060	—
iShares S&P 500 Growth ETF	0.64%	3/28/2017	3,424	—
SPDR Barclays Aggregate Bond ETF	0.64%	3/28/2017	1,735	—
SPDR Barclays Convertible Securities ETF	1.14%	3/28/2017	90,654	—
Vanguard FTSE Emerging Markets ETF	0.64%	3/28/2017	1,188	—
Vanguard Growth ETF	0.64%	3/28/2017	5,085	—
Vanguard Total Bond Market ETF	0.64%	3/28/2017	46,877	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1 Reflects a reset date of July 31, 2015.

See Notes to Schedule of Investments.

40

The following is a  summary of the fair valuations according to the inputs used as of July 31, 2015  for valuing the Fund's assets and liabilities. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Investments in Securities: (a)
Investment Companies	$1,966,097	$—		$—	$1,966,097
Short-Term Investment:
Money Market Fund	15,221	—		—	15,221
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	390,825	—		—	390,825
Total Investments in Securities	$2,372,143	$—		$—	$2,372,143
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	$—
Total Investments in Securities and Other Financial Instruments	$2,372,143	$—		$—	$2,372,143

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 1).

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

41

Schedules of Investments — IQ Global Resources ETF

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks - 89.9%

Australia - 9.9%
BHP Billiton Ltd.	163,569	$3,177,093
Fortescue Metals Group Ltd.(a)	95,653	130,300
Newcrest Mining Ltd.*	79,209	655,544
Northern Star Resources Ltd.	61,223	93,515
Sandfire Resources NL	211,751	936,106
South32 Ltd.*	163,563	214,401
Whitehaven Coal Ltd.*	299,571	263,988
Woodside Petroleum Ltd.	536	14,032
Total Australia		5,484,979

Bermuda - 0.1%
G-Resources Group Ltd.	2,736,907	79,788

Canada - 18.8%
Agnico Eagle Mines Ltd.	22,276	495,536
B2Gold Corp.*	95,199	103,911
Barrick Gold Corp.	120,373	855,875
Canadian Natural Resources Ltd.	709	17,396
Canfor Corp.*	53,710	982,175
Centerra Gold, Inc.	24,439	122,857
Detour Gold Corp.*	17,628	171,951
Eldorado Gold Corp.	74,059	256,171
Enbridge, Inc.	553	24,233
Goldcorp, Inc.	85,607	1,148,270
Imperial Oil Ltd.	551	20,495
Interfor Corp.*	26,476	328,877
Kinross Gold Corp.*	118,304	218,248
Lundin Mining Corp.*	22,067	80,062
New Gold, Inc.*	52,575	116,793
Norbord, Inc.	21,226	413,931
Pan American Silver Corp.	15,670	98,167
Silver Wheaton Corp.	41,723	549,059
Suncor Energy, Inc.	938	26,562
Tahoe Resources, Inc.	15,267	124,863
Teck Resources Ltd., Class B	17,703	131,043
TransCanada Corp.	460	17,973
Turquoise Hill Resources Ltd.*	588,886	1,996,324
West Fraser Timber Co., Ltd.	33,140	1,466,011
Westshore Terminals Investment Corp.	21,684	481,533
Yamana Gold, Inc.	96,913	192,940
Total Canada		10,441,256

France - 0.7%
Suez Environnement Co.	7,782	150,077
Total SA	1,478	73,606
Veolia Environnement SA	7,938	178,257
Total France		401,940

Germany - 0.1%
Suedzucker AG	2,214	36,753

Hong Kong - 1.0%
Beijing Enterprises Water Group Ltd.*	125,253	93,548
China Modern Dairy Holdings Ltd.(a)	544,017	176,139
CNOOC Ltd.	28,985	35,931
Hong Kong & China Gas Co., Ltd.	7,501	15,307
Shougang Fushan Resources Group Ltd.	1,548,234	233,664
Total Hong Kong		554,589

Ireland - 0.4%
Kerry Group PLC, Class A	1,905	145,543
Origin Enterprises PLC	14,246	119,905
Total Ireland		265,448

	Shares	Value

Common Stocks (continued)

Italy - 0.1%
Eni SpA	2,344	$41,333

Japan - 6.1%
Ajinomoto Co., Inc.	5,956	137,104
Hokuetsu Kishu Paper Co., Ltd.	74,700	446,168
Mitsubishi Materials Corp.	40,000	144,961
Mitsui & Co., Ltd.	1,187	15,439
NH Foods Ltd.(a)	23,285	566,643
Nisshin Seifun Group, Inc.	3,225	46,282
Oji Holdings Corp.	392,000	1,714,871
Sumitomo Metal Mining Co., Ltd.	16,314	219,833
Toyo Suisan Kaisha Ltd.	1,093	41,375
Yamazaki Baking Co., Ltd.	2,000	31,930
Total Japan		3,364,606

New Zealand - 2.6%
Fletcher Building Ltd.	271,886	1,430,462

Norway - 0.4%
Norsk Hydro ASA	62,674	234,926
Statoil ASA	2,064	35,090
Total Norway		270,016

Singapore - 0.5%
Golden Agri-Resources Ltd.	139,134	32,030
Sakari Resources Ltd.*(b)(c)	240,456	84,352
Wilmar International Ltd.	69,344	162,173
Total Singapore		278,555

Spain - 0.1%
Ebro Foods SA	1,684	33,825
Repsol SA	892	15,079
Total Spain		48,904

Sweden - 7.0%
Boliden AB	8,403	156,097
Sandvik AB	366,322	3,724,990
Total Sweden		3,881,087

United Kingdom - 14.7%
Acacia Mining PLC	42,390	158,825
Anglo American PLC(a)	42,911	543,201
Antofagasta PLC	30,288	267,989
Associated British Foods PLC	8,580	431,665
BG Group PLC	2,218	37,813
BP PLC	11,846	73,102
Cranswick PLC	5,532	142,439
Fresnillo PLC(a)	76,159	768,935
Glencore PLC*	401,814	1,304,224
Pennon Group PLC	5,767	73,390
Polymetal International PLC	43,495	307,469
Polyus Gold International Ltd.	313,355	863,069
Randgold Resources Ltd.	9,578	577,233
Rio Tinto PLC	56,846	2,205,730
Royal Dutch Shell PLC, Class A	4,164	120,444
Severn Trent PLC	3,467	119,242
Tate & Lyle PLC(a)	5,066	43,085
United Utilities Group PLC	9,870	137,387
Total United Kingdom		8,175,242

United States - 27.4%
Alcoa, Inc.	37,553	370,648
American Water Works Co., Inc.	2,602	135,070
Anadarko Petroleum Corp.	334	24,833
Apache Corp.	245	11,236

See Notes to Schedule of Investments.

42

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)

United States - 27.4% (continued)
Aqua America, Inc.	2,559	$65,101
Archer-Daniels-Midland Co.	6,873	325,918
Boise Cascade Co.*	15,664	519,731
Bunge Ltd.	1,610	128,558
Chevron Corp.	1,222	108,122
ConAgra Foods, Inc.	4,615	203,337
ConocoPhillips	799	40,222
CONSOL Energy, Inc.	67,246	1,110,904
Devon Energy Corp.	266	13,146
EOG Resources, Inc.	357	27,557
Exxon Mobil Corp.	2,725	215,847
Flowserve Corp.	1,950	91,630
Freeport-McMoRan, Inc.	31,951	375,424
General Mills, Inc.	6,461	376,095
Hain Celestial Group, Inc. (The)*	1,102	74,914
Halliburton Co.	551	23,026
Hormel Foods Corp.	29,763	1,762,267
IDEX Corp.	1,132	86,066
Ingredion, Inc.	775	68,355
JM Smucker Co. (The)	1,297	144,862
Joy Global, Inc.(a)	28,436	750,995
Kellogg Co.	3,865	255,747
Kinder Morgan, Inc.	1,393	48,253
Louisiana-Pacific Corp.*	56,485	832,589
Marathon Petroleum Corp.	355	19,408
Mercer International, Inc.*	25,555	308,960
Mondelez International, Inc., Class A	17,875	806,699
Newmont Mining Corp.	51,558	885,251
Occidental Petroleum Corp.	501	35,170
Pentair PLC	2,602	158,228
Phillips 66	354	28,143
Pilgrim's Pride Corp.(a)	29,270	633,403
Pioneer Natural Resources Co.	97	12,297
Resolute Forest Products, Inc.*	37,608	371,567
Royal Gold, Inc.	6,738	339,730
Sanderson Farms, Inc.	2,604	187,514
Schlumberger Ltd.	824	68,244
Seaboard Corp.*	132	458,700
Southern Copper Corp.	24,786	690,538
Spectra Energy Corp.	437	13,224
Tyson Foods, Inc., Class A(a)	42,220	1,872,457
Valero Energy Corp.	335	21,976
Williams Cos., Inc. (The)	486	25,505
Xylem, Inc.	2,638	91,090
Total United States		15,218,557

Total Common Stocks - 89.9%
(Cost $60,495,902)		49,973,515

Short-Term Investment - 9.0%

Money Market Fund - 9.0%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(d)
(Cost $5,007,512)	5,007,512	5,007,512

	Shares	Value

Investment of Cash Collateral For Securities Loaned - 4.3%
Money Market Fund - 4.3%
Dreyfus Government Cash Management Fund, 0.01%(e)
(Cost $2,394,596)	2,394,596	$2,394,596

Total Investments - 103.2%
(Cost $67,898,010)		57,375,623
Liabilities in Excess of Other Assets - (3.2)%		(1,802,672)
Net Assets - 100.0%		$55,572,951

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,857,199; total market value of collateral held by the Fund was $5,016,024. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,621,428.
(b)	Security has been deemed illiquid because it may not be able to be resold with seven days. At July 31, 2015, the value of this security was $84,352.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 7-day yield at July 31, 2015.
(e)	Rate shown reflects the 1-day yield at July 31, 2015.

PLC - Public Limited Company

		% of
Industry	Value	Net Assets
Industrial Metals	$11,182,576	20.0%
Precious Metals	9,184,000	16.6
Timber	8,815,342	15.9
Coal	8,646,750	15.6
Money Market Fund	7,402,108	13.3
Livestock	5,919,467	10.6
Grains Food Fiber	3,526,250	6.3
Water	1,379,086	2.7
Energy	1,320,044	2.2
Total Investments	$57,375,623	103.2
Liabilities in Excess of Other Assets	(1,802,672)	(3.2)
Total Net Assets	$55,572,951	100.0%

See Notes to Schedule of Investments.

43

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2015 (unaudited)

Open futures contracts outstanding at July 31, 2015:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2015	Unrealized Depreciation
E-mini S&P 500 Future	Morgan Stanley	September 2015	(60)	$(6,226,406)	$(6,295,200)	$(68,794)
Mini MSCI EAFE Index Future	Morgan Stanley	September 2015	(68)	(6,358,927)	(6,364,800)	(5,873)
						$(74,667)

Cash posted as collateral to broker for futures contracts was $531,000 at July 31, 2015.

See Notes to Schedule of Investments.

44

The following is a  summary of the fair valuations according to the inputs used as of July 31, 2015  for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1		Level 2	Level 3		Total
Investments in Securities: (a)
Common Stocks	$49,889,163		$—	$84,352	(c)	$49,973,515
Short-Term Investment:
Money Market Fund	5,007,512		—	—		5,007,512
Investment of Cash Collateral for Securities Loaned:						—
Money Market Fund	2,394,596		—	—		2,394,596
Total Investments in Securities	$57,291,271		$—	$84,352		$57,375,623
Other Financial Instruments:
Futures Contracts	$—	(b)	$—	$—		$—
Total Investments in Securities and Other Financial Instruments	$57,291,271		$—	$84,352		$57,375,623

Liability Valuation Inputs

Description	Level 1		Level 2	Level 3	Total
Other Financial Instruments:
Futures Contracts	$(74,667	)(b)	$—	$—	$(74,667)
Total Other Financial Instruments	$(74,667)		$—	$—	$(74,667)

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.
(c)	The Level 3 security valued at $84,352 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 1).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Equity:
Sakari Resources Ltd (a)	$98,030	$—	$—	$(13,678)	$—	$—	$—	$—	$84,352	$(13,678)
Total	$98,030	$—	$—	$(13,678)	$—	$—	$—	$—	$84,352	$(13,678)

(a)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurement as of July 31, 2015

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$84,352	Peer Analysis	Comparable Securities

See Notes to Schedule of Investments.

45

Schedules of Investments — IQ Merger Arbitrage ETF

July 31, 2015 (unaudited)

	Shares	Value

Common Stocks — 91.8%

Consumer Discretionary — 13.4%
ANN, Inc.*	32,253	$1,475,575
Office Depot, Inc.*(a)	772,778	6,182,224
Orbitz Worldwide, Inc.*(b)	270,984	3,056,700
Time Warner Cable, Inc.(a)	45,580	8,660,656
Total Consumer Discretionary		19,375,155

Consumer Staples — 0.6%
Delhaize Group	9,989	905,974

Energy — 8.7%
Baker Hughes, Inc.(a)	179,039	10,411,118
BG Group PLC	123,960	2,113,328
Sakari Resources Ltd.*(c)(d)	425	149
Total Energy		12,524,595

Financials — 5.8%
Associated Estates Realty Corp.	24,443	702,736
City National Corp.(a)	25,253	2,270,497
HCC Insurance Holdings, Inc.	34,810	2,685,940
Home Properties, Inc.	37,003	2,727,121
Total Financials		8,386,294

Health Care — 27.3%
Bio-Reference Laboratories, Inc.*(b)	12,151	539,140
Cigna Corp.	59,414	8,559,181
Hospira, Inc.*(a)	135,788	12,146,237
KYTHERA Biopharmaceuticals, Inc.*	12,552	935,375
Mylan N.V*	70,248	3,933,186
Omnicare, Inc.(b)	85,035	8,235,639
Perrigo Co. PLC	27,000	5,189,400
Total Health Care		39,538,158

Industrials — 8.9%
Ansaldo STS SpA	217,419	2,262,829
Pall Corp.	22,492	2,844,113
Polypore International, Inc.*(a)	120,932	7,270,432
TNT Express NV	61,530	518,698
Total Industrials		12,896,072

Information Technology — 14.9%
Alcatel-Lucent*	390,377	1,482,406
Altera Corp.	94,416	4,688,699
Broadcom Corp., Class A	106,281	5,378,881
Dealertrack Technologies, Inc.*	32,446	2,013,923
Freescale Semiconductor Ltd.*	108,218	4,314,652
Informatica Corp.*	24,368	1,182,335
Integrated Silicon Solution, Inc.	29,195	640,246
OmniVision Technologies, Inc.*(a)	78,266	1,911,256
Total Information Technology		21,612,398

Materials — 11.2%
GrafTech International Ltd.*	106,648	536,439
K+S AG	83,619	3,451,559
Rexam PLC	330,375	2,869,038
Sigma-Aldrich Corp.(a)	37,498	5,235,096
Syngenta AG	9,748	4,036,733
Total Materials		16,128,865

	Shares	Value
Common Stocks (continued)

Telecommunication Services — 0.3%
iiNET Ltd.(b)	60,678	$418,854

Utilities — 0.7%
Cleco Corp.(a)	19,444	1,058,337

Total Common Stocks
(Cost $135,859,171)		132,844,702

Rights — 0.0%(e)

Health Care — 0.0%(e)
Furiex Pharmaceuticals CVR*(c)(d)	2,059	20,116
Trius Therapeutics CVR*(c)(d)	6,177	—

Total Rights
(Cost $20,116)		20,116

Short-Term Investment —7.4%

Money Market Fund — 7.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(f)
(Cost $10,682,125)	10,682,125	10,682,125

Investment of Cash Collateral For Securities Loaned — 4.0%

Money Market Fund — 4.0%
BNY Mellon Overnight Government Fund, 0.01%(g)
(Cost $5,788,009)	5,788,009	5,788,009

Total Investments — 103.2%
(Cost $152,349,421)		149,334,952
Liabilities in Excess of Other Assets — (3.2)%		(4,577,432)
Net Assets — 100.0%		$144,757,520

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $13,625,909.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,510,886; total market value of collateral held by the Fund was $5,788,009.
(c)	Security has been deemed illiquid because it may not be able to be resold with seven days. At July 31, 2015, the value of these securities were $20,266.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	Less than 0.05%.
(f)	Rate shown reflects the 7-day yield at July 31, 2015.
(g)	Rate shown reflects the 1-day yield at July 31, 2015.

CVR - Contingent Value Right

PLC - Public Limited Company

SpA - Societa per azioni (public company)

46

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

July 31, 2015 (unaudited)

Total return swap contracts outstanding at July 31, 2015:

			Notional
	Annual		Amounts	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid	Date	(short)	(Depreciation)[1]
Consumer Discretionary Select Sector SPDR Fund	(0.33)%	1/11/2017	$(7,063,130)	$ —
Energy Select Sector SPDR Fund	(0.43)%	1/11/2017	(7,888,784)	—
Financial Select Sector SPDR Fund	(0.26)%	1/11/2017	(1,175,013)	—
Health Care Select Sector SPDR Fund	(0.34)%	1/11/2017	(7,380,289)	—
iShares MSCI Emerging Markets ETF	(0.44)%	1/11/2017	(2,240,155)	—
iShares MSCI Pacific ex Japan ETF	(1.98)%	1/11/2017	(3,287,720)	—
Materials Select Sector SPDR Fund	(0.33)%	1/11/2017	(2,922,834)	—
Technology Select Sector SPDR Fund	(0.26)%	1/11/2017	(3,691,090)	—
Vanguard FTSE Europe ETF	(0.34)%	1/11/2017	(3,844,097)	—
				$ —

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1 Reflects a reset date of July 31, 2015.

47

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Investments in Securities: (a)
Common Stocks	$132,844,553	$—		$149	(c)	$132,844,702
Rights		—		20,116	*	20,116
Short-Term Investment:
Money Market Fund	10,682,125	—		—		10,682,125
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	5,788,009	—		—		5,788,009
Total Investments in Securities	$149,314,687	$—		$20,265		$149,334,952
Other Financial Instruments:
Swap Contracts	—	—	(b)	—		—
Total Investments in Securities and Other Financial Instruments	$—	$—		$—		$—

Liability Valuation Inputs

Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.
(c)	The Level 3 security valued at $149 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.
*	Includes level 3 security valued at $0.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy  (See Note 1).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Equity
Sakari Resources Ltd (a)	$173		$—	$—	$(24)	$—	$—	$—	$—	$149		$(24)
Rights
Furiex Pharmaceuticals CVR(a)	$—		$—	$—	$—	$—	$—	$20,116	$—	$20,116		$—
Trius Therapeutics CVR	—	*	—	—	—	—	—	—	—	—	*	—
Total	$173		$—	$—	$(24)	$—	$—	$20,116	$—	$20,265		$(24)

*	Includes Level 3 security valued at $0.
(a)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurement as of July 31, 2015

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$149	Peer Analysis	Comparable Securities
Rights	$20,116	Issuer Specific Facts	Contingent Payment Terms

See Notes to Schedule of Investments.

48

Schedules of Investments — IQ Real Return ETF

July 31, 2015 (unaudited)

	Shares	Value
Investment Companies — 99.6%

Currency Fund — 5.9%
CurrencyShares British Pound Sterling Trust*(a)	9,726	$1,489,245

Long-Term Bond Fund — 2.6%
iShares 20+ Year Treasury Bond ETF	5,363	657,128

Mid-Term Treasury Bond Fund — 7.5%
iShares 1-3 Year Treasury Bond ETF	22,401	1,900,949

U.S. Large Cap Equity Funds — 9.9%
iShares Core S&P 500 ETF	15	3,177
SPDR S&P 500 ETF Trust	11,918	2,508,739
Total U.S. Large Cap Equity Funds		2,511,916

U.S. REITS — 4.0%
iShares U.S. Real Estate ETF(a)	1,923	143,898
SPDR Dow Jones REIT ETF	1,079	96,430
Vanguard REIT ETF(a)	10,126	799,954
Total U.S. REITS		1,040,282

U.S. Short-Term Treasury Bond Funds — 65.3%
iShares Short Treasury Bond ETF	89,760	9,897,835
SPDR Barclays 1-3 Month T-Bill ETF*(a)	146,624	6,702,183

Total U.S. Short-Term Treasury Bond Funds		16,600,018

U.S. Small Cap Equity Fund — 4.4%
iShares Russell 2000 ETF(a)	9,040	1,111,559

Total Investment Companies
(Cost $25,163,575)		25,311,097

Short-Term Investment — 0.4%

Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $95,676)	95,676	95,676

Investment of Cash Collateral For Securities Loaned — 18.4%

Money Market Fund — 18.4%
Dreyfus Government Cash Management Fund, 0.01%(c)
(Cost $4,677,871)	4,677,871	4,677,871

Total Investments — 118.4%
(Cost $29,937,122)		30,084,644
Liabilities in Excess of Other Assets — (18.4)%		(4,684,791)
Net Assets — 100.0%		$25,399,853

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,593,502; total market value of collateral held by the Fund was $4,677,871.
(b)	Rate shown reflects the 7-day yield at July 31, 2015.
(c)	Rate shown reflects the 1-day yield at July 31, 2015.

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.

49

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities: (a)
Investment Companies	$25,311,097	$—	$—	$25,311,097
Short-Term Investment:
Money Market Fund	95,676	—	—	95,676
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	4,677,871	—	—	4,677,871
Total Investments in Securities	$30,084,644	$—	$—	$30,084,644

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

50

Schedules of Investments — IQ Australia Small Cap ETF

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.3%

Consumer Discretionary — 23.6%
Ainsworth Game Technology Ltd.(a)	6,589	$14,516
APN News & Media Ltd.*(a)	63,856	33,528
APN Outdoor Group Ltd.	10,153	23,039
Automotive Holdings Group Ltd.	12,531	40,489
Breville Group Ltd.	7,740	38,878
Corporate Travel Management Ltd.	3,558	27,983
Echo Entertainment Group Ltd.	47,997	176,938
Fairfax Media Ltd.	150,136	93,715
G8 Education Ltd.(a)	19,136	47,779
InvoCare Ltd.	6,637	65,846
JB Hi-Fi Ltd.	5,742	81,423
Myer Holdings Ltd.	35,720	33,051
Navitas Ltd.(a)	15,301	46,406
Nine Entertainment Co. Holdings Ltd.	40,266	45,241
Retail Food Group Ltd.	8,007	31,399
Seven West Media Ltd.	49,991	33,223
Slater & Gordon Ltd.	20,161	50,634
Southern Cross Media Group Ltd.	45,730	32,407
Super Retail Group Ltd.(a)	7,726	52,367
Tabcorp Holdings Ltd.	51,599	183,775
Ten Network Holdings Ltd.*	104,595	16,130
Village Roadshow Ltd.	4,602	21,730
Total Consumer Discretionary		1,190,497

Consumer Staples — 3.9%
Asaleo Care Ltd.	24,898	31,266
Australian Agricultural Co., Ltd.*	22,804	23,947
Bega Cheese Ltd.(a)	7,082	24,755
GrainCorp Ltd., Class A(a)	10,845	71,119
Metcash Ltd.(a)	54,784	46,265
Total Consumer Staples		197,352

Energy — 5.4%
AWE Ltd.*	32,287	29,874
Beach Energy Ltd.	64,135	45,920
Karoon Gas Australia Ltd.*	14,177	24,361
Liquefied Natural Gas Ltd.*(a)	28,514	67,006
Paladin Energy Ltd.*	81,317	12,242
Whitehaven Coal Ltd.*	31,249	27,537
WorleyParsons Ltd.	9,818	66,331
Total Energy		273,271

Financials — 10.0%
BT Investment Management Ltd.	5,640	40,258
Cover-More Group Ltd.	17,936	31,479
Eclipx Group Ltd.*	7,352	16,899
FlexiGroup Ltd.	13,841	30,797
Genworth Mortgage Insurance Australia Ltd.	19,498	51,260
IOOF Holdings Ltd.(a)	15,402	104,509
Magellan Financial Group Ltd.	6,477	88,183
nib holdings Ltd.	27,097	70,839
OzForex Group Ltd.	13,682	22,506
Steadfast Group Ltd.	41,718	49,936
Total Financials		506,666

Health Care — 12.8%
Ansell Ltd.	9,546	175,673
Australian Pharmaceutical Industries Ltd.	20,726	24,200
Estia Health Ltd.*	10,148	46,278
Greencross Ltd.(a)	4,984	22,143
Japara Healthcare Ltd.	14,693	30,104
Mayne Pharma Group Ltd.*	40,286	34,613
Mesoblast Ltd.*(a)	12,117	35,059

	Shares	Value
Common Stocks (continued)

Health Care (continued)
Primary Health Care Ltd.(a)	31,057	$104,911
Regis Healthcare Ltd.*	8,317	35,058
Sigma Pharmaceuticals Ltd.	64,954	41,498
Sirtex Medical Ltd.	3,421	77,477
Virtus Health Ltd.	4,483	17,678
Total Health Care		644,692

Industrials — 14.8%
ALS Ltd.(a)	23,115	90,983
Austal Ltd.	13,009	18,915
Cabcharge Australia Ltd.	6,333	15,533
Downer EDI Ltd.	25,781	86,142
GWA Group Ltd.(a)	12,802	22,845
IPH Ltd.	9,756	35,034
McMillan Shakespeare Ltd.	4,346	45,479
Mineral Resources Ltd.(a)	8,814	35,081
Monadelphous Group Ltd.(a)	5,270	33,089
Recall Holdings Ltd.	17,506	92,431
SAI Global Ltd.	13,216	43,576
Spotless Group Holdings Ltd.	51,889	74,495
Transfield Services Ltd.*	28,061	26,582
Transpacific Industries Group Ltd.	89,871	46,858
Veda Group Ltd.	43,675	78,578
Total Industrials		745,621

Information Technology — 4.6%
Altium Ltd.	5,663	18,714
carsales.com Ltd.	11,212	89,334
Iress Ltd.	6,405	48,916
MYOB Group Ltd.*	13,737	35,711
Technology One Ltd.	13,557	39,723

Total Information Technology		232,398

Materials — 20.5%
Adelaide Brighton Ltd.	26,654	92,582
Arrium Ltd.	157,577	13,886
BlueScope Steel Ltd.	35,233	93,920
CSR Ltd.	31,065	85,319
DuluxGroup Ltd.	23,800	106,263
Evolution Mining Ltd.	52,795	38,770
Independence Group NL	14,384	39,928
Jacana Minerals Ltd.*(b)(c)	2,006	209
Northern Star Resources Ltd.	31,294	47,800
Nufarm Ltd.	11,065	62,729
Orora Ltd.	75,253	128,761
OZ Minerals Ltd.	18,594	50,795
Pact Group Holdings Ltd.	9,769	32,426
Regis Resources Ltd.*(a)	19,619	18,729
Sandfire Resources NL	9,327	41,233
Sims Metal Management Ltd.(a)	10,452	72,610
Sirius Resources NL*	19,862	43,465
Syrah Resources Ltd.*	6,722	18,166
TFS Corp., Ltd.	15,977	17,247
Western Areas Ltd.	12,265	27,921
Total Materials		1,032,759

Telecommunication Services — 3.4%
iiNET Ltd.(a)	8,671	59,855
M2 Group Ltd.	9,336	75,689

See Notes to Schedule of Investments.

51

Schedules of Investments — IQ Australia Small Cap ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks (continued)

Telecommunication Services (continued)
Vocus Communications Ltd.(a)	8,506	$38,540
Total Telecommunication Services		174,084

Utilities — 0.3%
ERM Power Ltd.	8,281	13,074

Total Common Stocks — 99.3%
(Cost $6,141,435)		5,010,414

Investment of Cash Collateral For Securities Loaned — 16.1%

Money Market Fund — 16.1%
Dreyfus Government Cash Management Fund, 0.01%(d)
(Cost $811,975)	811,975	811,975

Total Investments — 115.4%
(Cost $6,953,410)		5,822,389
Liabilities in Excess of Other Assets — (15.4)%		(777,413)
Net Assets — 100.0%		$5,044,976

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $841,351; total market value of collateral held by the Fund was $897,336. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $85,361.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days. At July 31, 2015, the value of this security was $209.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 1-day yield at July 31, 2015.

See Notes to Schedule of Investments.

52

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

	Level 1	Level 2	Level 3		Total

Description
Investments in Securities:(a)
Common Stocks	$5,010,205	$—	$209	(b)	$5,010,414
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	811,975	—	—		811,975
Total Investments in Securities	$5,822,180	$—	$209	(b)	$5,822,389

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The Level 3 security valued at $209 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Common Stock
Jacana Minerals Ltd.(a)	$224	$—	$—	$(15)	$—	$—	$—	$—	$209	$(15)
Total	$224	$—	$—	$(15)	$—	$—	$—	$—	$209	$(15)

(a)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of July 31, 2015.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$209	Peer Analysis	Comparable Securities

See Notes to Schedule of Investments.

53

Schedules of Investments — IQ Canada Small Cap ETF

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks — 99.3%

Consumer Discretionary — 12.4%
Aimia, Inc.	12,640	$137,384
Amaya, Inc.*	8,323	205,108
DHX Media Ltd.	5,442	37,439
EnerCare, Inc.	7,039	72,503
Hudson's Bay Co.	9,301	189,459
Intertain Group Ltd. (The)*	5,022	68,906
Martinrea International, Inc.	6,505	67,502
Quebecor, Inc., Class B	6,411	152,421
RONA, Inc.	8,271	97,463
Total Consumer Discretionary		1,028,185

Consumer Staples — 2.7%
Jean Coutu Group (PJC), Inc. (The), Class A	6,109	96,780
Maple Leaf Foods, Inc.	7,293	127,198
Total Consumer Staples		223,978

Energy — 27.4%
Advantage Oil & Gas Ltd.*	12,838	70,459
Athabasca Oil Corp.*	30,738	35,677
Bankers Petroleum Ltd.*	19,746	38,704
Bellatrix Exploration Ltd.*(a)	12,042	23,696
Birchcliff Energy Ltd.*	8,232	37,460
Bonavista Energy Corp.(a)	14,789	55,702
Calfrac Well Services Ltd.	5,536	25,362
Canadian Energy Services & Technology Corp.(a)	14,834	73,546
Cardinal Energy Ltd.	4,071	38,177
Crew Energy, Inc.*	10,438	38,512
Ensign Energy Services, Inc.	9,561	74,448
Freehold Royalties Ltd.(a)	5,773	57,510
Gibson Energy, Inc.	9,585	142,049
Kelt Exploration Ltd.*	9,946	55,122
Mullen Group Ltd.(a)	6,925	101,617
Northern Blizzard Resources, Inc.(a)	2,248	10,195
NuVista Energy Ltd.*	11,239	45,528
Pacific Rubiales Energy Corp.	14,492	40,660
Painted Pony Petroleum Ltd.*	7,490	40,532
Paramount Resources Ltd., Class A*	4,546	68,839
Parex Resources, Inc.*	10,098	67,141
Parkland Fuel Corp.(a)	6,322	115,754
Pengrowth Energy Corp.(a)	41,208	66,201
Penn West Petroleum Ltd.(a)	36,551	50,291
Poseidon Concepts Corp.*(b)(c)	13,377	—
Precision Drilling Corp.	22,115	113,044
Raging River Exploration, Inc.*	13,219	80,374
Secure Energy Services, Inc.(a)	9,904	82,448
Spartan Energy Corp.*	17,721	35,280
Surge Energy, Inc.(a)	16,402	29,880
TORC Oil & Gas Ltd.(a)	11,550	62,679
Trican Well Service Ltd.(a)	11,403	24,630
Trilogy Energy Corp.(a)	4,928	17,425
Veresen, Inc.(a)	22,200	252,554
Whitecap Resources, Inc.(a)	22,398	196,270
Total Energy		2,267,766

Financials — 6.6%
AGF Management Ltd., Class B	6,385	29,300
Canaccord Genuity Group, Inc.	6,244	33,885
Canadian Western Bank	5,908	111,716
Element Financial Corp.*	19,569	298,134

	Shares	Value

Common Stocks (continued)

Financials (continued)
Genworth MI Canada, Inc.	3,109	$73,964
Total Financials		546,999

Health Care — 3.7%
Concordia Healthcare Corp.	1,925	154,050
Extendicare, Inc.	6,704	44,472
Knight Therapeutics, Inc.*(a)	5,440	31,153
ProMetic Life Sciences, Inc.*	38,582	67,024
Total Health Care		296,699

Industrials — 13.0%
Aecon Group, Inc.	4,213	35,558
Air Canada*	18,421	166,659
CAE, Inc.	20,505	233,586
Chorus Aviation, Inc.	7,727	37,300
Progressive Waste Solutions Ltd.	8,788	240,480
Russel Metals, Inc.(a)	4,704	70,147
TransForce, Inc.	7,515	144,356
WestJet Airlines Ltd.	8,077	143,231
Total Industrials		1,071,317

Information Technology — 3.7%
Avigilon Corp.*	3,144	38,498
DH Corp.(a)	8,042	266,428
Total Information Technology		304,926

Materials — 21.1%
Alacer Gold Corp.*	22,194	45,720
Alamos Gold, Inc., Class A*	19,537	63,824
AuRico Metals, Inc.*	1	1
B2Gold Corp.*	68,107	74,339
Canfor Corp.*	5,795	105,971
Centerra Gold, Inc.	12,201	61,336
China Gold International Resources Corp., Ltd.*	18,471	25,415
Detour Gold Corp.*	13,054	127,334
First Majestic Silver Corp.*	9,016	27,791
Fortuna Silver Mines, Inc.*	9,825	27,490
HudBay Minerals, Inc.	18,024	116,793
IAMGOLD Corp.*	29,764	45,528
Interfor Corp.*	5,329	66,195
Intertape Polymer Group, Inc.	4,117	61,077
Ivanhoe Mines Ltd., Class A*	39,827	21,736
Labrador Iron Ore Royalty Corp.	4,433	46,104
Lundin Mining Corp.*	47,773	173,326
Nevsun Resources Ltd.	15,078	48,678
New Gold, Inc.*(a)	37,959	84,324
Norbord, Inc.	3,049	59,459
NOVAGOLD RESOURCES, Inc.*(a)	17,791	54,702
Pan American Silver Corp.	11,439	71,661
Pretium Resources, Inc.*	7,163	35,954
Primero Mining Corp.*	12,360	32,207
SEMAFO, Inc.*	22,562	49,427
Sherritt International Corp.	21,578	22,226
Tahoe Resources, Inc.	12,197	99,755
Torex Gold Resources, Inc.*	60,161	51,793
Western Forest Products, Inc.	30,287	44,699
Total Materials		1,744,865

Telecommunication Services — 1.6%
Manitoba Telecom Services, Inc.(a)	6,045	134,798

See Notes to Schedule of Investments.

54

Schedules of Investments — IQ Canada Small Cap ETF (continued)

July 31, 2015 (unaudited)

	Shares	Value

Common Stocks (continued)

Utilities — 7.1%
Algonquin Power & Utilities Corp.	14,347	$105,649
Capital Power Corp.	7,193	121,031
Just Energy Group, Inc.(a)	7,414	40,120
Northland Power, Inc.	8,302	102,040
Superior Plus Corp.	9,541	82,800
TransAlta Corp.	21,336	135,959
Total Utilities		587,599

Total Common Stocks — 99.3%
(Cost $12,138,614)		8,207,132

Investment of Cash Collateral For Securities Loaned — 20.0%

Money Market Fund — 20.0%
Dreyfus Government Cash Management Fund, 0.01%(d)
(Cost $1,657,632)	1,657,632	1,657,632

Total Investments — 119.3%
(Cost $13,796,246)		$9,864,764
Liabilities in Excess of Other Assets — (19.3)%		(1,598,144)
Net Assets — 100.0%		$8,266,620

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,562,332; total market value of collateral held by the Fund was $1,657,632.
(b)	Security has been deemed illiquid because it may not be able to be resold with seven days. At July 31, 2015, the value of this security was $0.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 1-day yield at July 31, 2015.

See Notes to Schedule of Investments.

55

The following is a  summary of the fair valuations according to the inputs used as of July 31, 2015  for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$8,207,132	$—	$—	(b)	$8,207,132
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,657,632	—	—		1,657,632
Total Investments in Securities	$9,864,764	$—	$—	(b)	$9,864,764

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The Level 3 security fair valued in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2015		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Common Stock
Poseidon Concepts Corp.	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	*	$—
Total	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	*	$—

*	Includes level 3 security valued at $0.

Information about Level 3 fair value measurements as of July 31, 2015.

Security Type	Fair Value		Valuation Technique	Unobservable Inputs
Common Stock	$	—(a)	Peer Analysis	Comparable Securities

(a)	Security has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedule of Investments.

56

Schedules of Investments — IQ Global Agribusiness Small Cap ETF1

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks - 99.1%

Australia - 8.6%
Australian Agricultural Co. Ltd.*	188,870	$198,336
GrainCorp Ltd., Class A(a)	89,825	589,050
Nufarm Ltd.	91,645	519,553
Total Australia		1,306,939

Canada - 5.6%
Maple Leaf Foods, Inc.	49,150	857,230

China - 5.4%
Besunyen Holdings Co. Ltd.	244,408	35,626
China BlueChemical Ltd., Class H	871,781	283,385
China XLX Fertiliser Ltd.	178,507	73,684
First Tractor Co., Ltd., Class H	208,156	141,236
Leyou Technologies Holdings Ltd.*	1,400,210	180,619
Shenguan Holdings Group Ltd.	541,094	108,187
Total China		822,737

Hong Kong - 9.8%
China Huishan Dairy Holdings Co., Ltd.(a)	2,334,121	707,556
China Modern Dairy Holdings Ltd.(a)	981,279	317,713
China Tianyi Holdings Ltd.*	395,034	51,976
China Yurun Food Group Ltd.*(a)	700,021	207,687
Sinofert Holdings Ltd.	912,637	151,865
YuanShengTai Dairy Farm Ltd.*	539,961	45,273
Total Hong Kong		1,482,070

Indonesia - 6.1%
First Resources Ltd.	256,366	355,986
PT Astra Agro Lestari Tbk	165,656	245,836
PT Dharma Satya Nusantara Tbk	316,692	74,915
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,431,331	143,371
PT Sawit Sumbermas Sarana Tbk	776,721	112,826
Total Indonesia		932,934

Japan - 38.3%
Fuji Oil Co., Ltd.	30,634	514,049
Iseki & Co., Ltd.(a)	100,766	184,623
Itoham Foods, Inc.	59,736	331,237
J-Oil Mills, Inc.	47,269	160,240
KUMIAI CHEMICAL INDUSTRY CO.,LTD.(a)	37,300	298,051
Mitsui Sugar Co., Ltd.	41,700	180,068
Morinaga Milk Industry Co., Ltd.	102,697	420,254
Nichirei Corp.	136,866	894,802
Nihon Nohyaku Co., Ltd.(a)	24,346	224,605
Nippon Flour Mills Co., Ltd.	64,249	427,825
Nisshin Oillio Group Ltd. (The)	64,371	278,485
Nisshin Seifun Group, Inc.	116,510	1,672,019
Prima Meat Packers Ltd.	71,897	236,184
Total Japan		5,822,442

Singapore - 0.6%
Indofood Agri Resources Ltd.	194,320	83,079

Spain - 5.4%
Deoleo SA*(a)	514,238	224,422
Ebro Foods SA	29,621	594,973
Total Spain		819,395

Thailand - 0.9%
GFPT PCL	198,449	55,461
Kaset Thai International Sugar Corp. PCL	386,824	87,802
Total Thailand		143,263

United Arab Emirates - 0.7%
Amira Nature Foods Ltd.*(a)	8,264	101,317

United Kingdom - 4.1%
Dairy Crest Group PLC(a)	69,083	623,107

	Shares	Value
Common Stocks (continued)

United States - 13.6%
Adecoagro SA*	48,675	$421,039
American Vanguard Corp.	14,354	184,018
CVR Partners LP	17,615	226,529
Lindsay Corp.(a)	5,947	498,775
Sanderson Farms, Inc.	10,129	729,389
Total United States		2,059,750

Total Common Stocks - 99.1%
(Cost $16,923,550)		15,054,263

Short-Term Investment - 0.7%

Money Market Fund - 0.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $107,910)	107,910	107,910

Investment of Cash Collateral For Securities Loaned - 14.2%
Money Market Fund - 14.2%
Dreyfus Government Cash Management Fund 0.01%(c)
(Cost $2,150,348)	2,150,348	2,150,348

Total Investments - 114.0%
(Cost $19,181,808)		17,312,521
Liabilities in Excess of Other Assets - (14.0)%		(2,126,716)
Net Assets - 100.0%		$15,185,805

		% of
Industry	Value	Net Assets
Crop Production and Farming	$10,649,759	70.0%
Money Market Fund	2,258,258	14.9
Agricultural Chemicals	1,961,690	12.9
Livestock Operations	1,029,130	6.8
Agricultural Machinery	824,634	5.5
Agricultural Supplies and Logistics	589,050	3.9
Total Investments	$17,312,521	114.0
Liabilities in Excess of Other Assets	(2,126,716)	(14.0)
Total Net Assets	$15,185,805	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,772,693; total market value of collateral held by the Fund was $3,080,626. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $930,278.
(b)	Rate shown reflects the 7-day yield at July 31, 2015.
(c)	Rate shown reflects the 1-day yield at July 31, 2015.

LP - Limited Partnership

Tbk - Perseroan Terbatas (public limited)

PCL - Public Company Limited

PLC - Public Limited Company

PT - Perseroan Terbatas (Limited Liability Company)

See Notes to Schedule of Investments.

57

The following is a  summary of the fair valuations according to the inputs used as of July 31, 2015  for valuing the Fund's assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities: (a)
Common Stocks	$15,054,263	$—	$—	$15,054,263
Short-Term Investment:
Money Market Fund	107,910	—	—	107,910
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,150,348	—	—	2,150,348
Total Investments in Securities	$17,312,521	$—	$—	$17,312,521

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

58

Schedules of Investments — IQ Global Oil Small Cap ETF

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks - 98.8%

Australia - 0.2%
FAR Ltd.*	170,765	$9,154

Canada - 11.7%
Canyon Services Group, Inc.(a)	4,356	18,483
Cardinal Energy Ltd.	3,600	33,760
Ensign Energy Services, Inc.	8,478	66,015
Horizon North Logistics, Inc.	6,849	15,794
Lightstream Resources Ltd.(a)	12,850	6,717
Mullen Group Ltd.(a)	6,200	90,978
Pacific Rubiales Energy Corp.	12,900	36,193
Pengrowth Energy Corp.(a)	36,615	58,823
Penn West Petroleum Ltd.(a)	32,500	44,717
Sunshine Oilsands Ltd.*	134,318	11,782
TORC Oil & Gas Ltd.(a)	10,256	55,657
TransGlobe Energy Corp.	4,917	14,627
Twin Butte Energy Ltd.(a)	23,175	7,927
Total Canada		461,473

China - 6.5%
China Oilfield Services Ltd., Class H	124,000	152,115
Shandong Molong Petroleum Machinery Co., Ltd., Class H*	17,331	6,886
Sinopec Shanghai Petrochemical Co., Ltd., Class H*	239,247	97,522
Total China		256,523

France - 1.0%
Etablissements Maurel et Prom*	5,936	38,308

Indonesia - 0.1%
PT Elnusa Tbk	204,702	5,841

Ireland - 4.4%
Dragon Oil PLC	15,050	172,149

Italy - 1.0%
Saras SpA*	17,502	39,757

Japan - 5.6%
Cosmo Oil Co., Ltd.*	54,961	89,165
Fuji Oil Co. Ltd.*	2,800	10,554
Showa Shell Sekiyu K.K.	12,748	119,871
Total Japan		219,590

Norway - 3.1%
Archer Ltd.*	16,154	4,213
BW Offshore Ltd.	21,139	12,742
Det Norske Oljeselskap ASA*(a)	5,996	36,955
DNO ASA*(a)	43,986	41,097
Fred Olsen Energy ASA*	1,974	9,233
Ocean Rig UDW, Inc.	5,144	19,753
Total Norway		123,993

Thailand - 5.7%
Bangchak Petroleum PCL (The)	65,112	63,274
IRPC PCL	703,443	83,826
Thai Oil PCL	56,269	77,032
Total Thailand		224,132

United Kingdom - 1.5%
Genel Energy PLC*	6,625	38,407
Rockhopper Exploration PLC*(a)	19,992	18,796
Total United Kingdom		57,203

United States - 58.0%
Alon USA Energy, Inc.	2,106	39,193
Alon USA Partners LP(a)	772	16,953
Bonanza Creek Energy, Inc.*	2,780	21,712
California Resources Corp.	21,424	90,624
CVR Energy, Inc.	1,067	40,791

	Shares	Value

Common Stocks (continued)
United States (continued)
CVR Refining LP(a)	3,019	$62,463
Denbury Resources, Inc.(a)	23,868	94,040
EP Energy Corp., Class A*(a)	2,420	20,255
GulfMark Offshore, Inc., Class A(a)	1,669	15,722
Gulfport Energy Corp.*	7,239	237,150
Key Energy Services, Inc.*	9,036	8,224
Legacy Reserves LP(a)	4,016	31,365
Mid-Con Energy Partners LP(a)	1,619	5,051
Northern Tier Energy LP(a)	3,861	96,525
Oasis Petroleum, Inc.*(a)	9,126	87,883
Oil States International, Inc.*	3,448	103,819
PBF Energy, Inc., Class A	5,855	184,842
Pioneer Energy Services Corp.*	4,285	15,683
Rowan Cos. PLC, Class A	8,406	144,835
RPC, Inc.(a)	4,115	50,615
Sanchez Energy Corp.*(a)	3,642	26,696
SemGroup Corp., Class A	2,962	210,569
SM Energy Co.	4,528	167,853
Stone Energy Corp.*	3,755	21,741
Synergy Resources Corp.*	6,123	59,577
Tesco Corp.	2,470	23,712
Tesoro Logistics LP(a)	3,592	188,364
VAALCO Energy, Inc.*	3,773	4,980
Western Refining, Inc.	4,857	214,485
Total United States		2,285,722

Total Common Stocks - 98.8%
(Cost $4,562,924)		3,893,845

Short-Term Investment - 0.3%

Money Market Fund - 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, 0.03%(b)
(Cost $14,210)	14,210	14,210

Investment of Cash Collateral For Securities Loaned - 20.3%
Money Market Fund - 20.3%
Dreyfus Government Cash Management Fund 0.01%(c)
(Cost $798,706)	798,706	798,706

Total Investments - 119.4%
(Cost $5,375,840)		4,706,761
Liabilities in Excess of Other Assets - (19.4)%		(765,626)
Net Assets - 100.0%		$3,941,135

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $741,976; total market value of collateral held by the Fund was $798,706.
(b)	Rate shown reflects the 7-day yield at July 31, 2015.
(c)	Rate shown reflects the 1-day yield at July 31, 2015.

		% of
Industry	Value	Net Assets
Exploration & Production	$1,591,518	40.4%
Refining & Marketing	1,349,301	34.2
Equipment, Services & Drilling	953,026	24.2
Money Market Fund	812,916	20.6
Total Investments	$4,706,761	119.4
Liabilities in Excess of Other Assets	(765,626)	(19.4)
Net Assets	$3,941,135	100.0%

See Notes to Schedule of Investments.

59

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)

July 31, 2015 (unaudited)

ASA	- Allmeennaksjeselskap (stock company)
K.K.	- Kabushiki Kaisha (Co., Ltd.)
LP	- Limited Partnership
PCL	- Public Company Limited
PLC	- Public Limited Company
PT	- Perseroan Terbatas (Limited Liability Company)
SpA	- Societa per azioni (public company)

Tbk	- Perseroan Terbatas (public limited)

See Notes to Schedule of Investments.

60

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Description
Investments in Securities:(a)
Common Stocks	$3,893,845	$—	$—	$3,893,845
Short-Term Investment:
Money Market Fund	14,210	—	—	14,210
Investment of Cash Collateral for Securities Loaned
Money Market Fund	798,706	—	—	798,706
Total Investments in Securities	$4,706,761	$—	$—	$4,706,761

(a)	For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

61

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

July 31, 2015 (unaudited)

	Shares	Value
Common Stocks - 100.7%

Diversified REITs - 18.0%
Cousins Properties, Inc.	223,817	$2,323,221
Empire State Realty Trust, Inc., Class A(a)	114,496	2,035,739
Excel Trust, Inc.	63,579	1,007,091
Investors Real Estate Trust(a)	133,040	959,218
Kennedy-Wilson Holdings, Inc.	97,078	2,458,015
Monmouth Real Estate Investment Corp.	58,389	585,058
New Senior Investment Group, Inc.	72,389	936,714
New York REIT, Inc.	178,194	1,846,090
Redwood Trust, Inc.(a)	90,939	1,409,555
Resource Capital Corp.	142,335	509,559
Washington Real Estate Investment Trust(a)	74,151	1,990,213
Winthrop Realty Trust*	36,490	543,336
Total Diversified REITs		16,603,809

Hotel REITs - 7.6%
Ashford Hospitality Trust, Inc.	105,294	920,270
Chesapeake Lodging Trust	64,271	2,061,171
FelCor Lodging Trust, Inc.	144,751	1,354,869
Hersha Hospitality Trust	52,431	1,421,929
Summit Hotel Properties, Inc.	92,364	1,258,921
Total Hotel REITs		7,017,160

Mortgage REITs - 23.1%
AG Mortgage Investment Trust, Inc.	30,814	560,815
Anworth Mortgage Asset Corp.	113,557	567,785
Apollo Commercial Real Estate Finance, Inc.	63,630	1,074,075
Apollo Residential Mortgage, Inc.	34,901	505,366
Ares Commercial Real Estate Corp.	27,672	344,516
ARMOUR Residential REIT, Inc.	381,765	1,084,213
Colony Capital, Inc., Class A	119,483	2,714,654
Dynex Capital, Inc.	55,826	411,438
Gramercy Property Trust, Inc.	60,185	1,472,125
Hatteras Financial Corp.	105,138	1,709,544
Invesco Mortgage Capital, Inc.	135,058	1,946,186
iStar Financial, Inc.*(a)	90,402	1,184,266
New Residential Investment Corp.	246,110	3,861,466
New York Mortgage Trust, Inc.(a)	119,509	893,927
Newcastle Investment Corp.	71,766	352,371
Orchid Island Capital, Inc.(a)	18,967	163,496
PennyMac Mortgage Investment Trust	80,034	1,421,404
RAIT Financial Trust	89,854	470,835
Western Asset Mortgage Capital Corp.(a)	45,375	629,351
Total Mortgage REITs		21,367,833

Office REITs - 20.0%
Brandywine Realty Trust	194,651	2,680,344
Chambers Street Properties	258,822	1,920,459
First Industrial Realty Trust, Inc.	119,477	2,501,848
First Potomac Realty Trust	63,049	715,606
Franklin Street Properties Corp.	104,209	1,226,540
Government Properties Income Trust(a)	75,404	1,302,227
Hudson Pacific Properties, Inc.	92,696	2,853,183
Lexington Realty Trust	204,860	1,761,796
Mack-Cali Realty Corp.	87,803	1,829,815
Parkway Properties, Inc.	91,364	1,639,070
Total Office REITs		18,430,888

Residential REITs - 7.5%
American Residential Properties, Inc.	35,341	653,808

	Shares	Value

Common Stocks (continued)

Residential REITs (continued)
Associated Estates Realty Corp.	61,695	$1,773,731
Campus Crest Communities, Inc.	69,794	397,826
Education Realty Trust, Inc.	52,711	1,667,776
Independence Realty Trust, Inc.	26,928	220,002
Monogram Residential Trust, Inc.(a)	170,867	1,595,898
Silver Bay Realty Trust Corp.	37,020	600,094
Total Residential REITs		6,909,135

Retail REITs - 12.0%
Acadia Realty Trust	74,996	2,398,372
Cedar Realty Trust, Inc.	88,939	595,891
Inland Real Estate Corp.	96,461	947,247
Kite Realty Group Trust	91,311	2,410,610
Pennsylvania Real Estate Investment Trust	73,449	1,610,002
Ramco-Gershenson Properties Trust	85,211	1,443,474
Retail Opportunity Investments Corp.	101,160	1,734,894
Total Retail REITs		11,140,490

Specialized REITs - 12.5%
CyrusOne, Inc.	54,640	1,679,634
InfraREIT, Inc.	22,699	761,097
Medical Properties Trust, Inc.	223,876	3,060,385
National Storage Affiliates Trust	25,211	298,246
Physicians Realty Trust	76,548	1,227,830
QTS Realty Trust, Inc., Class A	34,914	1,448,931
Sabra Health Care REIT, Inc.	63,405	1,734,127
STAG Industrial, Inc.	71,717	1,408,522
Total Specialized REITs		11,618,772

Total Common Stocks- 100.7%
(Cost $94,231,061)		93,088,087

Short-Term Investment - 0.4%

Money Market Fund - 0.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $337,907)	337,907	337,907

Investment of Cash Collateral For Securities Loaned - 5.6%

Money Market Fund - 5.6%
Dreyfus Government Cash Management Fund, 0.01%(c)
(Cost $5,238,509)	5,238,509	5,238,509

Total Investments - 106.7%
(Cost $99,807,477)		98,664,503
Liabilities in Excess of Other Assets - (6.7)%		(6,178,554)
Net Assets - 100.0%		$92,485,949

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,275,371; total market value of collateral held by the Fund was $7,477,433. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,238,924.
(b)	Rate shown reflects the 7-day yield at July 31, 2015.
(c)	Rate shown reflects the 1-day yield at July 31, 2015.

REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.

62

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Description
Investments in Securities:(a)
Common Stocks	$93,088,087	$—	$—	$93,088,087
Short-Term Investment:
Money Market Fund	337,907	—	—	337,907
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	5,238,509	—	—	5,238,509
Total Investments in Securities	$98,664,503	$—	$—	$98,664,503

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2015.

See Notes to Schedule of Investments.

63

1.	Fair Value Measurement (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be inco rporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2015 is disclosed at the end of each Fund’s Schedule of Investments.

64

2.	The cost basis of investments for Federal income tax purposes at July 31, 2015 was as follows (unaudited)*:

The cost basis of investments for Federal income tax purposes at July 31, 2015 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	1,129,586,836	2,750,574	(11,256,187)	(8,505,613)
IQ Hedge Macro Tracker ETF	22,450,018	12,553	(762,745)	(750,192)
IQ Hedge Market Neutral Tracker ETF	12,934,416	132,345	(55,521)	76,824
IQ Hedge Long/Short Tracker ETF	2,338,729	3,458	(28,324)	(24,866)
IQ Hedge Event-Driven Tracker ETF	2,403,930	1,502	(33,289)	(31,787)
IQ Global Resources ETF	68,673,551	804,661	(12,102,589)	(11,297,928)
IQ Merger Arbitrage ETF	152,362,814	1,593,185	(4,621,047)	(3,027,862)
IQ Real Return ETF	29,938,104	279,445	(132,905)	146,540
IQ Australia Small Cap ETF	6,998,338	437,743	(1,613,692)	(1,175,949)
IQ Canada Small Cap ETF	13,922,994	470,813	(4,529,043)	(4,058,230)
IQ Global Agribusiness Small Cap ETF	19,216,641	1,412,302	(3,316,422)	(1,904,120)
IQ Global Oil Small Cap ETF	5,566,300	246,155	(1,105,694)	(859,539)
IQ U.S. Real Estate Small Cap ETF	99,918,596	6,767,448	(8,021,541)	(1,254,093)
IQ 50 Percent Hedged FTSE International ETF	20,037,470	294,063	(190,304)	103,759
IQ 50 Percent Hedged FTSE Europe ETF	19,839,041	280,592	(139,897)	140,695
IQ 50 Percent Hedged FTSE Japan ETF	19,997,755	272,712	(297,872)	(25,160)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

3.	Other Affiliated Parties and Transactions (unaudited)

An issuer which is under common control with a fund may be considered an affiliate. The Funds assume the following to be affiliated issuers.

OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. The Fund’s ownership exceeds 5% of the outstanding shares of the underlying fund’s share class.

Transactions with affiliated companies during the period ended July 31, 2015 are as follows:

					Change in
					Unrealized	Realized
	Affiliated	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
Fund	Fund Name	April 30, 2015	at Cost	from Sales	(Depreciation)	(Loss)	July 31, 2015	Income
IQ Real Return ETF	CurrencyShares British Pound Sterling Trust **	$2,876,551	$—	$(1,426,552)	$(2,725)	$41,971	$1,489,245	$—

IQ Hedge Multi-Strategy Tracker ETF	CurrencyShares Japanese Yen Trust	15,517,864	6,547,389	(1,886,046)	(548,309)	(91,154)	19,539,744	—

IQ Hedge Multi-Strategy Tracker ETF	CurrencyShares Euro Trust	21,575,900	24,192,814	(5,725,717)	(939,293)	(111,210)	38,992,494	—

IQ Hedge Multi-Strategy Tracker ETF	PowerShares DB G10 Currency Harvest Fund	52,945,759	1,990,211	(33,454,519)	(1,087,536)	(635,915)	19,758,000	—
Total		$92,916,074	$32,730,414	$(42,492,834)	$(2,577,863)	$(796,308)	$79,779,483	$—

**	The security listed at the quarter end is below 5% of the total shares outstanding and is no longer an affiliate of the Fund.
65

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	September 24, 2015

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	September 24, 2015

* Print the name and title of each signing officer under his or her signature.